RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS

December 31, 2022 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 80.98%
157,974	Aberdeen Emerging Markets Equity Income Fund, Inc.	$813,566
144,532	AllianzGI Convertible & Income 2024 Target Term Fund	1,248,757
22,841	Barings Global Short Duration High Yield Fund	289,624
124,211	BlackRock 2022 Global Income Opportunity Trust	5,242
289,260	Blackrock Capital Allocation Trust	4,012,036
100,359	BlackRock Debt Strategies Fund, Inc.	923,303
224,353	Blackrock ESG Capital Allocation Trust	3,013,061
30,164	Blackrock Health Sciences Trust II	465,431
73,949	Blackstone/GSO Senior Floating Rate Term Fund	919,186
213,676	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	1,741,459
57,348	Calamos Long/Short Equity & Dynamic Income Trust	871,116
50,675	Eaton Vance, Ltd. Duration Income Fund	475,838
21,886	First Trust Dynamic Europe Equity Income Fund	246,874
108,521	First Trust Energy Infrastructure Fund	1,564,873
127,622	First Trust High Yield Opportunities 2027 Term Fund	1,720,345
317,804	First Trust New Opportunities MLP & Energy Fund	1,922,714
76,828	Nuveen Core Plus Impact Fund	795,938
103,165	Nuveen Corporate Income 2023 Target Term Fund	935,964
179,746	Nuveen Credit Strategies Income Fund	914,907
26,726	Nuveen Preferred & Income Term Fund	496,569
11,778	Nuveen Short Duration Credit Opportunities Fund	139,687
68,052	Nuveen Variable Rate Preferred & Income Fund	1,194,993
124,365	Pershing Square Holdings Ltd.	4,303,029
29,575	PGIM Global High Yield Fund, Inc.	320,593
21,475	PGIM Short Duration High Yield Opportunities Fund	315,468
62,323	PIMCO Access Income Fund	921,757
158,214	PIMCO Dynamic Income Opportunities Fund	2,020,393
85,475	Special Opportunities Fund, Inc.	974,415
273,355	Virtus Total Return Fund, Inc.	1,790,475
160,493	Western Asset Inflation-Linked Opportunities & Income Fund	1,465,301

TOTAL CLOSED-END FUNDS
(Cost $41,329,166)		36,822,914

BUSINESS DEVELOPMENT COMPANIES - 1.39%
26,535	FS KKR Capital Corp.	464,363
12,745	Golub Capital BDC, Inc.	167,724

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $647,619)		632,087

EXCHANGE TRADED FUNDS - 3.39%
37,953	Invesco FTSE RAFI Emerging Markets Portfolio	668,732
3,277	PowerShares QQQ Trust, Series 1	872,599

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,643,535)		1,541,331

Shares/Description		Value
PREFERRED STOCKS - 0.84%
15,162	XAI Octagon Floating Rate Alternative Income Term Trust, Series 2026, 6.500%, 03/31/2026	$379,808

TOTAL PREFERRED STOCKS
(Cost $378,878)		379,808

SPECIAL PURPOSE ACQUISITION COMPANIES - 0.00%
924	AGBA Group Holding, Ltd.(a)	1,423

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $2,086)		1,423

Shares/Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 5.56%
United States - 5.56%
$ 72,619	First Eagle Alternative Capital BDC, Inc.	5.00%	05/25/2026	1,674,594
1,978	New Mountain Finance Corp.	5.75%	08/15/2023	1,972
977,764	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/2026	853,006

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $2,815,995)				2,529,572

Principal Amount/Description		Rate	Maturity	Value
U.S. CORPORATE BONDS - 2.57%
Investment Companies - 1.76%
164,009	Blackstone Private Credit Fund	3.25%	03/15/2027	138,308
495,561	Owl Rock Capital Corp.	3.40%	07/15/2026	433,285
249,936	OWL Rock Core Income Corp.	4.70%	02/08/2027	225,710
				797,303
Private Equity - 0.81%
437,712	Hercules Capital, Inc.	2.63%	09/16/2026	369,677

TOTAL U.S. CORPORATE BONDS
(Cost $1,152,895)				1,166,980

Shares/Description		Value
Warrants - 0.01%
13,110	AGBA Group Holding, Ltd., Strike Price 11.50, Expires 05/10/2024	556
7,024	Ares Acquisition Corp., Strike Price 11.50, Expires 12/31/2027	3,275
8,081	Churchill Capital Corp. VI, Strike Price 11.50, Expires 12/31/2027	485
8,168	Churchill Capital Corp. VII, Strike Price 11.50, Expires 02/29/2028	404
10,113	Jaws Mustang Acquisition Corp., Strike Price 11.50, Expires 01/30/2026	657
5,303	Landcadia Holdings IV, Inc., Strike Price 11.50, Expires 12/31/2028	530

TOTAL WARRANTS
(Cost $51,465)		5,907

Short-Term Investments - 5.26%
Money Market Fund - 5.26%
2,392,323	State Street Institutional Trust (7 Day Yield 3.77%)	$2,392,323

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,392,323)		2,392,323

Shares/Description	Value

TOTAL INVESTMENTS - 100.00%
(Cost $50,413,962)	$45,472,345
LIABILITIES IN EXCESS OF OTHER ASSETS - –%(b)	(1,602)
NET ASSETS - 100.00%	$45,470,743

(a)	Non-income producing security.
(b)	Less than 0.005%.

See Notes to Quarterly Schedule of Investments.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2022 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 17.31%
336,253	AllianceBernstein Global High Income Fund, Inc.	$3,100,253
231,474	Apollo Tactical Income Fund, Inc.	2,805,465
383,908	Barings Global Short Duration High Yield Fund	4,867,953
1,016,191	BlackRock Corporate High Yield Fund, Inc.	8,881,509
422,057	BlackRock Credit Allocation Income Trust	4,262,776
130,970	BlackRock Debt Strategies Fund, Inc.	1,204,924
293,653	Blackstone Long-Short Credit Income Fund	3,183,199
911,847	Blackstone Strategic Credit Fund	9,647,341
166,245	Blackstone/GSO Senior Floating Rate Term Fund	2,066,425
1,266,209	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	10,319,603
274,376	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	4,848,224
176,213	First Trust High Income Long/Short Fund	2,017,639
695,542	First Trust High Yield Opportunities 2027 Term Fund	9,375,906
340,444	Franklin Limited Duration Income Trust	2,114,157
296,273	Invesco Dynamic Credit Opportunity Fund	3,315,296
509,814	Invesco Senior Income Trust	1,952,588
264,381	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,729,052
1,449,660	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	6,378,504
917,981	Nuveen Core Plus Impact Fund	9,510,283
3,475,664	Nuveen Credit Strategies Income Fund	17,691,130
500,931	Nuveen Preferred & Income Securities Fund	3,406,331
323,588	Nuveen Senior Income Fund	1,485,269
894,097	PGIM Global High Yield Fund, Inc.	9,692,012
696,029	PGIM High Yield Bond Fund, Inc.	8,261,864
550,772	PGIM Short Duration High Yield Opportunities Fund	8,090,841
251,651	PIMCO Access Income Fund	3,721,918
817,446	PIMCO Dynamic Income Opportunities Fund	10,438,785
626,391	Templeton Emerging Markets Income Fund	3,438,887
331,750	Virtus AllianzGI Diversified Income & Convertible Fund	7,038,143
790,992	Western Asset Diversified Income Fund	10,045,598
1,812,439	Western Asset Emerging Markets Debt Fund, Inc.	16,511,319
3,200,944	Western Asset High Income Opportunity Fund, Inc.	12,643,729

TOTAL CLOSED-END FUNDS
(Cost $251,409,066)		204,046,923

BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES - 1.01%
246,313	First Eagle Alternative Capital BDC, Inc., 5.000%, 05/25/2026	5,679,978
49,593	Oxford Square Capital Corp., 6.250%, 04/30/2026	1,177,834
5,770,000	PennantPark Floating Rate Capital, Ltd., 4.250%, 04/01/2026(a)	5,033,775

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $13,141,390)		11,891,587

OPEN-END FUNDS - 2.61%
3,695,034	RiverNorth/Oaktree High Income Fund, Class I(b)	30,743,419

TOTAL OPEN-END FUNDS
(Cost $35,635,989)		30,743,419

PREFERRED STOCKS - 0.07%
32,069	Oxford Square Capital Corp., 6.500%, 03/30/2024	789,859

Shares/Description		Value
8,906	Riverbed Tech Pref A, 1.500%, 11/17/2028(a)	$6,724

TOTAL PREFERRED STOCKS
(Cost $990,340)		796,583

SPECIAL PURPOSE ACQUISITION COMPANIES - 1.51%
1,693,856	Barings BDC, Inc.	13,804,926
5,476	Bright Bidco Equity (Dr)(a)	101,991
6,676	CW Travel(a)	45,063
350,000	Far Peak Acquisition Corp., Class A(a)	3,514,000
9,442	Frontera Energy Corp.(a)	86,096
1,113	Intelsat Jackson Holdings SA, Series A(a)	8,348
1,113	Intelsat Jackson Holdings SA, Series B(a)	7,513
10,628	Intelsat New Common(a)	255,072

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $22,817,030)		17,823,009

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 4.53%
Argentina - 0.09%
$150,000	Pampa Energia SA(c)	9.13%	04/15/2029	$137,970
150,000	Pampa Energia SA(d)	9.13%	04/15/2029	137,969
300,000	YPF SA	8.50%	06/27/2029	225,962
850,000	YPF SA	7.00%	12/15/2047	511,133
				1,013,034
Australia - 0.38%
1,000,000	APA Infrastructure, Ltd.(c)	4.25%	07/15/2027	935,623
765,000	Australia & New Zealand Banking Group, Ltd.(c)(e)	5Y US TI + 1.70%	11/25/2035	562,899
675,000	Commonwealth Bank of Australia(c)	4.32%	01/10/2048	506,263
805,000	Macquarie Group, Ltd.(c)(e)	1D US SOFR + 1.532%	01/14/2033	619,545
475,000	National Australia Bank, Ltd.(c)	2.99%	05/21/2031	372,922
340,000	NBN Co., Ltd.(c)	1.45%	05/05/2026	300,377
500,000	Sydney Airport Finance Co. Pty, Ltd.(c)	3.38%	04/30/2025	474,529
500,000	Sydney Airport Finance Co. Pty, Ltd.(c)	3.63%	04/28/2026	470,201
380,000	Westpac Banking Corp.(e)	5Y US TI + 1.53%	11/18/2036	283,391
				4,525,750
Brazil - 0.06%
800,000	BRF SA(d)	5.75%	09/21/2050	572,272
950,000	Oi SA(f)	10.00% (4.00%)	07/27/2025	164,161
				736,433
British Virgin Islands - 0.04%
550,000	TSMC Global, Ltd.(c)	1.25%	04/23/2026	493,246

Canada - 0.54%
13,000	1375209 BC, Ltd.(c)	9.00%	01/30/2028	12,724
200,000	Aris Mining Corp.(d)	6.88%	08/09/2026	157,102
455,000	Bank of Montreal(e)	3.80%	12/15/2032	401,370
585,000	Bank of Nova Scotia(e)	5Y US TI + 2.05%	05/04/2037	500,735
110,000	Bell Telephone Co. of Canada or Bell Canada	3.65%	08/15/2052	80,601
265,000	CCL Industries, Inc.(c)	3.05%	06/01/2030	218,623

Principal Amount/Description		Rate	Maturity	Value
$245,000	CI Financial Corp.	4.10%	06/15/2051	$145,181
275,000	Enbridge, Inc.	3.40%	08/01/2051	187,917
200,000	Frontera Energy Corp.(c)	7.88%	06/21/2028	166,384
220,000	Garda World Security Corp.(c)	6.00%	06/01/2029	179,047
600,000	Gran Tierra Energy, Inc.(c)	7.75%	05/23/2027	486,982
400,000	Gran Tierra Energy, Inc.(d)	7.75%	05/23/2027	324,655
50,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(c)	5.00%	12/31/2026	43,313
1,380,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(c)	7.00%	12/31/2027	1,136,775
205,000	Mattamy Group Corp.(c)	4.63%	03/01/2030	166,514
155,000	Parkland Corp./Alberta(c)	4.50%	10/01/2029	129,380
205,000	Superior Plus LP / Superior General Partner, Inc.(c)	4.50%	03/15/2029	175,571
540,000	Telesat Canada / Telesat LLC(c)	5.63%	12/06/2026	249,087
925,000	Toronto-Dominion Bank	4.69%	09/15/2027	916,022
750,000	TransCanada PipeLines, Ltd.	4.25%	05/15/2028	711,353
				6,389,336
Cayman Islands - 0.16%
200,000	Banco Mercantil del Norte SA/Grand Cayman(c)(e)(g)	7.50%	Perpetual Maturity	183,430
200,000	Banco Mercantil del Norte SA/Grand Cayman(c)(e)(g)	10Y US TI + 5.034%	Perpetual Maturity	165,964
200,000	Banco Mercantil del Norte SA/Grand Cayman(d)(e)(g)	7.63%	Perpetual Maturity	187,674
500,000	Banco Mercantil del Norte SA/Grand Cayman(d)(e)(g)	10Y US TI + 5.034%	Perpetual Maturity	414,910
136,993	Bioceanico Sovereign Certificate, Ltd.(d)(h)	0.00%	06/05/2034	94,730
172,473	Global Aircraft Leasing Co., Ltd.(c)(f)	6.50% (7.25%)	09/15/2024	146,973
301,285	Interoceanica IV Finance, Ltd.(h)	0.00%	11/30/2025	277,935
141,931	Lima Metro Line 2 Finance, Ltd.(c)	5.88%	07/05/2034	138,104
186,667	Rutas 2 and 7 Finance, Ltd.(d)(h)	0.00%	09/30/2036	117,979
179,375	Transocean Poseidon, Ltd.(c)	6.88%	02/01/2027	174,837
				1,902,536
Chile - 0.39%
400,000	AES Andes SA(c)(e)	6.35%	10/07/2079	369,366
300,000	AES Andes SA(e)	7.13%	03/26/2079	285,932
400,000	AES Andes SA(d)(e)	6.35%	10/07/2079	369,365
200,000	CAP SA(c)	3.90%	04/27/2031	156,450
700,000	CAP SA(d)	3.90%	04/27/2031	547,577
900,000	Empresa de Transporte de Pasajeros Metro SA(c)	5.00%	01/25/2047	785,991
331,800	Empresa Electrica Cochrane SpA(d)	5.50%	05/14/2027	307,380
370,620	GNL Quintero SA(d)	4.63%	07/31/2029	358,516
600,000	Guacolda Energia SA(d)	4.56%	04/30/2025	177,000
200,000	Inversiones La Construccion SA(d)	4.75%	02/07/2032	163,194
750,000	Transelec SA(d)	3.88%	01/12/2029	680,452
1,050,000	VTR Finance NV(d)	6.38%	07/15/2028	407,186
				4,608,409
China - 0.05%
295,000	Agile Group Holdings, Ltd.(e)(g)	7.75%	Perpetual Maturity	74,714
200,000	Alibaba Group Holding, Ltd.	3.25%	02/09/2061	120,473
500,000	Central China Real Estate, Ltd.	7.25%	07/16/2024	145,414
400,000	Ronshine China Holdings, Ltd.(i)	7.35%	12/15/2023	28,300
600,000	Ronshine China Holdings, Ltd.	6.75%	08/05/2024	50,731
200,000	Tencent Holdings, Ltd.(d)	3.24%	06/03/2050	126,812
350,000	Yuzhou Group Holdings Co., Ltd.(i)	8.30%	05/27/2025	34,227

Principal Amount/Description		Rate	Maturity	Value
$600,000	Yuzhou Group Holdings Co., Ltd.(i)	7.38%	01/13/2026	$58,446
				639,117
Colombia - 0.31%
450,000	Banco Davivienda SA(c)(e)(g)	10Y US TI + 5.10%	Perpetual Maturity	347,625
350,000	Banco Davivienda SA(d)(e)(g)	10Y US TI + 5.097%	Perpetual Maturity	270,375
650,000	Banco GNB Sudameris SA(c)(e)	5Y US TI + 6.66%	04/16/2031	472,884
200,000	Banco GNB Sudameris SA(d)(e)	5Y US TI + 6.66%	04/16/2031	145,503
350,000	Credivalores-Crediservicios SAS(c)	8.88%	02/07/2025	83,200
400,000	Credivalores-Crediservicios SAS(d)	8.88%	02/07/2025	95,085
100,000	Ecopetrol SA	4.63%	11/02/2031	76,589
950,000	Ecopetrol SA	5.88%	05/28/2045	663,512
1,020,000	Ecopetrol SA	5.88%	11/02/2051	687,472
400,000	Empresas Publicas de Medellin ESP(d)	4.25%	07/18/2029	318,220
700,000	Empresas Publicas de Medellin ESP(d)	4.38%	02/15/2031	545,139
				3,705,604
Cyprus - 0.01%
200,000	Interpipe Holdings PLC(c)	8.38%	05/13/2026	82,104

France - 0.08%
730,000	BNP Paribas SA(c)(e)	1D SOFR + 1.51%	01/13/2031	599,793
340,000	BPCE SA(c)	1.00%	01/20/2026	298,422
				898,215
Great Britain - 0.31%
200,000	AngloGold Ashanti Holdings PLC	3.75%	10/01/2030	173,636
515,000	Barclays PLC(e)	3M US L + 1.38%	05/16/2024	515,024
655,000	HSBC Holdings PLC(e)	3M US L + 1.38%	09/12/2026	645,090
730,000	Lloyds Banking Group PLC(e)	3M US L + 1.21%	11/07/2028	657,675
335,000	NatWest Markets PLC(c)	0.80%	08/12/2024	310,571
300,047	SCC Power PLC(c)(f)	8.00% (8.00%)	12/31/2028	106,817
162,526	SCC Power PLC(c)(f)	4.00% (4.00%)	05/17/2032	6,473
472,000	Tullow Oil PLC(c)	10.25%	05/15/2026	379,403
450,000	Vedanta Resources Finance II PLC(c)	9.25%	04/23/2026	292,196
200,000	Vedanta Resources Finance II PLC(d)	9.25%	04/23/2026	129,865
480,000	Weir Group PLC(c)	2.20%	05/13/2026	426,247
				3,642,997
Hong Kong - 0.04%
200,000	Kasikornbank PCL(e)(g)	5Y US TI + 3.337%	Perpetual Maturity	167,672
200,000	RKP Overseas Finance, Ltd.(g)	7.75%	Perpetual Maturity	94,258
400,000	RKP Overseas Finance, Ltd.(g)	7.95%	Perpetual Maturity	187,628
				449,558
India - 0.16%
375,000	Adani International Container Terminal Pvt, Ltd.(d)	3.00%	02/16/2031	294,134
200,000	Adani Ports & Special Economic Zone, Ltd.(d)	4.38%	07/03/2029	168,220
500,000	Adani Ports & Special Economic Zone, Ltd.	3.10%	02/02/2031	367,527
400,000	JSW Steel, Ltd.(d)	5.05%	04/05/2032	316,311
200,000	Network i2i, Ltd.(d)(e)(g)	5Y US TI + 3.39%	Perpetual Maturity	175,000

Principal Amount/Description		Rate	Maturity	Value
$900,000	Vedanta Resources, Ltd.	6.13%	08/09/2024	$569,278
				1,890,470
Indonesia - 0.14%
500,000	ABM Investama Tbk PT(c)	9.50%	08/05/2026	446,459
200,000	Freeport Indonesia PT(c)	5.32%	04/14/2032	184,447
400,000	Gajah Tunggal Tbk PT	8.95%	06/23/2026	308,000
200,000	Indonesia Asahan Aluminium Persero PT	5.80%	05/15/2050	168,006
595,000	Kawasan Industri Jababeka Tbk PT(c)(j)	7.00%	12/15/2027	365,925
300,000	Pertamina Persero PT(d)	4.15%	02/25/2060	216,780
				1,689,617
Ireland - 0.03%
465,000	Avolon Holdings Funding, Ltd.(c)	3.25%	02/15/2027	398,559

Israel - 0.09%
200,000	Bank Hapoalim BM(c)(e)	5Y US TI + 2.155%	01/21/2032	172,948
900,000	Israel Electric Corp., Ltd.(c)	5.00%	11/12/2024	892,453
				1,065,401
Jamaica - 0.00%(k)
68,298	Digicel Group Holdings, Ltd.(c)(f)	8.00% (8.00%)	04/01/2025	18,620

Japan - 0.05%
710,000	Renesas Electronics Corp.(c)	2.17%	11/25/2026	609,447

Luxembourg - 0.27%
150,000	Atento Luxco 1 SA(c)	8.00%	02/10/2026	81,000
600,000	Endo Luxembourg Finance Co. I SARL / Endo US, Inc.(c)(i)	6.13%	04/01/2029	456,284
554,370	FEL Energy VI Sarl(d)	5.75%	12/01/2040	475,209
1,100,000	Intelsat Escrow Shares(l)	0.00%	Perpetual Maturity	0
1,000,000	MC Brazil Downstream Trading SARL(d)	7.25%	06/30/2031	826,558
270,000	Millicom International Cellular SA(d)	6.25%	03/25/2029	258,605
700,000	Movida Europe SA(d)	5.25%	02/08/2031	525,765
600,000	Simpar Europe SA(d)	5.20%	01/26/2031	455,298
155,000	SK Invictus Intermediate II Sarl(c)	5.00%	10/30/2029	127,302
				3,206,021
Mauritius - 0.08%
200,000	UPL Corp., Ltd.	4.50%	03/08/2028	168,157
200,000	UPL Corp., Ltd.	4.63%	06/16/2030	158,083
800,000	UPL Corp., Ltd.(e)(g)	5Y US TI + 3.865%	Perpetual Maturity	560,000
				886,240
Mexico - 0.25%
659,912	Alpha Holding SA de CV(c)(i)(m)	9.00%	02/10/2025	0
188,546	Alpha Holding SA de CV(m)	9.00%	02/10/2025	–
800,000	Braskem Idesa SAPI(c)	6.99%	02/20/2032	572,571
200,000	Braskem Idesa SAPI(d)	6.99%	02/20/2032	143,142
500,000	Credito Real SAB de CV SOFOM ER(d)(i)	9.50%	02/07/2026	14,375
600,000	Mexarrend SAPI de CV(c)	10.25%	07/24/2024	138,869
200,000	Mexarrend SAPI de CV(d)	10.25%	07/24/2024	46,290
1,100,000	Mexico City Airport Trust(d)	5.50%	07/31/2047	849,580
700,000	Operadora de Servicios Mega SA de CV Sofom ER(c)	8.25%	02/11/2025	352,114
750,000	Petroleos Mexicanos	6.38%	01/23/2045	466,166
500,000	Petroleos Mexicanos	6.75%	09/21/2047	320,142

Principal Amount/Description		Rate	Maturity	Value
$1,000,000	Unifin Financiera SAB de CV(d)(e)(g)(i)	8.88%	Perpetual Maturity	$7,800
				2,911,049
Morocco - 0.08%
1,200,000	OCP SA(d)	5.13%	06/23/2051	915,462

Netherlands - 0.29%
300,000	Braskem Netherlands Finance BV(d)(e)	5Y US TI + 8.22%	01/23/2081	291,165
600,000	Coruripe Netherlands BV(d)	10.00%	02/10/2027	481,500
200,000	Metinvest BV(d)	7.75%	10/17/2029	101,500
200,000	Minejesa Capital BV	4.63%	08/10/2030	176,040
1,600,000	Minejesa Capital BV	5.63%	08/10/2037	1,248,489
171,300	MV24 Capital BV(d)	6.75%	06/01/2034	156,831
300,000	NGD Holdings BV	6.75%	12/31/2026	141,300
290,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	3.88%	06/18/2026	275,857
200,000	Petrobras Global Finance BV	6.75%	06/03/2050	174,898
410,000	Petrobras Global Finance BV	5.50%	06/10/2051	314,908
				3,362,488
Panama - 0.07%
200,000	Empresa de Transmision Electrica SA(d)	5.13%	05/02/2049	162,213
646,295	UEP Penonome II SA(c)	6.50%	10/01/2038	479,066
184,656	UEP Penonome II SA(d)	6.50%	10/01/2038	136,876
				778,155
Paraguay - 0.05%
800,000	Frigorifico Concepcion SA(c)	7.70%	07/21/2028	647,036

Peru - 0.16%
200,000	Banco Internacional del Peru SAA Interbank(e)	1Y US TI + 3.71%	07/08/2030	180,755
300,000	Camposol SA(c)	6.00%	02/03/2027	199,224
400,000	Camposol SA(d)	6.00%	02/03/2027	265,632
200,000	Petroleos del Peru SA(d)	4.75%	06/19/2032	154,940
1,350,000	Petroleos del Peru SA(d)	5.63%	06/19/2047	885,364
200,000	Scotiabank Peru SAA(e)	3M US L + 3.856%	12/13/2027	197,683
				1,883,598
Singapore - 0.11%
515,000	BOC Aviation, Ltd.(c)(e)	3M US L + 1.13%	09/26/2023	514,373
350,000	Temasek Financial I, Ltd.(c)	1.00%	10/06/2030	270,486
250,000	Temasek Financial I, Ltd.(d)	1.00%	10/06/2030	193,205
500,000	Theta Capital Pte, Ltd.	6.75%	10/31/2026	325,100
				1,303,164
South Korea - 0.03%
200,000	LG Chem, Ltd.(c)	2.38%	07/07/2031	157,604
200,000	Shinhan Financial Group Co., Ltd.(c)(e)(g)	5Y US TI + 2.06%	Perpetual Maturity	171,950
				329,554
Spain - 0.13%
200,000	AES Andres BV(c)	5.70%	05/04/2028	173,704
250,000	AI Candelaria Spain SA(c)	5.75%	06/15/2033	190,520
1,050,000	AI Candelaria Spain SA(d)	5.75%	06/15/2033	800,184
600,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA(d)	5.38%	12/30/2030	420,875
				1,585,283
United Arab Emirates - 0.04%
277,398	Galaxy Pipeline Assets Bidco, Ltd.(c)	2.16%	03/31/2034	236,712

Principal Amount/Description		Rate	Maturity	Value
$289,959	Galaxy Pipeline Assets Bidco, Ltd.(d)	2.94%	09/30/2040	$234,159
				470,871
Vietnam - 0.04%
500,000	Mong Duong Finance Holdings BV(d)	5.13%	05/07/2029	416,914

TOTAL FOREIGN CORPORATE BONDS
(Cost $70,256,704)				53,454,288

U.S. CORPORATE BONDS - 7.53%
Advertising - 0.02%
105,000	Clear Channel Outdoor Holdings, Inc.(c)	7.50%	06/01/2029	77,295
225,000	Interpublic Group of Cos., Inc.	5.40%	10/01/2048	206,745
				284,040
Aerospace/Defense - 0.19%
330,000	Boeing Co.	2.95%	02/01/2030	280,208
215,000	Boeing Co.	3.75%	02/01/2050	148,512
425,000	Northrop Grumman Corp.	5.15%	05/01/2040	415,023
390,000	Raytheon Technologies Corp.	3.03%	03/15/2052	266,266
380,000	TransDigm, Inc.	5.50%	11/15/2027	357,611
585,000	Triumph Group, Inc.(c)	6.25%	09/15/2024	555,475
280,000	Triumph Group, Inc.	7.75%	08/15/2025	238,608
				2,261,703
Agriculture - 0.07%
660,000	BAT Capital Corp.	3.46%	09/06/2029	568,665
321,693	Pyxus Holdings, Inc.	10.00%	08/24/2024	254,942
				823,607
Airlines - 0.04%
330,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.(c)	5.75%	04/20/2029	302,201
184,375	United Airlines 2016-1 Class B Pass Through Trust	3.65%	01/07/2026	165,728
				467,929
Auto Manufacturers - 0.15%
315,000	Ford Motor Co.	3.25%	02/12/2032	236,792
375,000	General Motors Financial Co., Inc.	2.40%	10/15/2028	311,633
360,000	General Motors Financial Co., Inc.	3.10%	01/12/2032	282,963
600,000	Hyundai Capital America(c)	2.65%	02/10/2025	564,748
25,000	Hyundai Capital America(c)	1.80%	10/15/2025	22,510
355,000	Volkswagen Group of America Finance LLC(c)	4.25%	11/13/2023	351,649
				1,770,295
Auto Parts & Equipment - 0.14%
115,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	92,871
1,115,000	Dealer Tire LLC / DT Issuer LLC(c)	8.00%	02/01/2028	982,820
150,000	Goodyear Tire & Rubber Co.	5.25%	07/15/2031	122,886
1,179,000	Wheel Pros, Inc.(c)	6.50%	05/15/2029	418,545
				1,617,122
Banks - 0.53%
175,000	Bank of America Corp.(e)	1D US SOFR + 1.11%	04/25/2025	170,946
230,000	Bank of America Corp.(e)	1D US SOFR + 1.75%	07/22/2026	227,537

Principal Amount/Description		Rate	Maturity	Value
$270,000	Bank of America Corp.(e)	1D US SOFR + 1.21%	10/20/2032	$212,134
680,000	Bank of America Corp.(e)	5Y US TI + 2.48%	09/21/2036	501,199
635,000	Citigroup, Inc.(e)	3M US L + 1.10%	05/17/2024	636,037
120,000	Citigroup, Inc.(e)	1D US SOFR + 0.694%	01/25/2026	111,304
120,000	Citigroup, Inc.(e)	1D US SOFR + 1.28%	02/24/2028	108,355
685,000	Goldman Sachs Group, Inc.(e)	3M US L + 1.17%	05/15/2026	680,698
230,000	Goldman Sachs Group, Inc.(e)	1D US SOFR + 0.82%	09/10/2027	218,878
210,000	JPMorgan Chase & Co.(e)	1D US SOFR + 0.915%	02/24/2026	197,602
85,000	JPMorgan Chase & Co.(e)	1D US SOFR + 1.99%	07/25/2028	82,996
295,000	JPMorgan Chase & Co.(e)	1D SOFR + 1.02%	06/01/2029	246,893
415,000	JPMorgan Chase & Co.(e)	1D US SOFR + 2.04%	04/22/2031	340,506
360,000	JPMorgan Chase & Co.(e)	1D US SOFR + 1.25%	04/22/2032	289,244
345,000	JPMorgan Chase & Co.(e)	1D US SOFR + 1.26%	01/25/2033	281,695
240,000	Morgan Stanley(e)	1D US SOFR + 1.669%	07/17/2026	236,118
260,000	Morgan Stanley(e)	1D US SOFR + 1.61%	04/20/2028	247,683
95,000	Morgan Stanley(e)	1D US SOFR + 1.29%	01/21/2033	77,099
705,000	Morgan Stanley(e)	1D SOFR + 2.48%	09/16/2036	512,810
135,000	Santander Holdings USA, Inc.(e)	1D US SOFR + 1.249%	01/06/2028	116,007
295,000	Wells Fargo & Co.(e)	3M US L + 1.17%	06/17/2027	274,000
275,000	Wells Fargo & Co.(e)	1D US SOFR + 1.98%	07/25/2028	269,044
290,000	Wells Fargo & Co.(e)	1D US SOFR + 1.43%	10/30/2030	246,947
				6,285,732
Beverages - 0.11%
545,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/2048	476,365
50,000	Constellation Brands, Inc.	3.15%	08/01/2029	43,924
290,000	Constellation Brands, Inc.	2.88%	05/01/2030	247,528
170,000	PepsiCo, Inc.	3.60%	02/18/2028	163,076
490,000	Triton Water Holdings, Inc.(c)	6.25%	04/01/2029	393,685
				1,324,578
Biotechnology - 0.04%
190,000	Illumina, Inc.	0.55%	03/23/2023	188,069
395,000	Royalty Pharma PLC	3.30%	09/02/2040	275,537
				463,606
Building Materials - 0.08%
130,000	Builders FirstSource, Inc.(c)	6.38%	06/15/2032	122,278
550,000	Carrier Global Corp.	3.38%	04/05/2040	419,561
130,000	Griffon Corp.	5.75%	03/01/2028	119,152
315,000	Owens Corning	4.40%	01/30/2048	245,422
				906,413
Chemicals - 0.16%
455,000	ASP Unifrax Holdings, Inc.(c)	7.50%	09/30/2029	289,380
310,000	CF Industries, Inc.	5.38%	03/15/2044	279,915

Principal Amount/Description		Rate	Maturity	Value
$780,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(c)	9.00%	07/01/2028	$654,304
200,000	Sasol Financing USA LLC	5.50%	03/18/2031	163,105
500,000	Vibrantz Technologies, Inc.(c)	9.00%	02/15/2030	377,981
125,000	WR Grace Holdings LLC(c)	5.63%	08/15/2029	101,221
				1,865,906
Coal - 0.01%
180,000	SunCoke Energy, Inc.(c)	4.88%	06/30/2029	154,744

Commercial Services - 0.12%
90,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(c)	6.63%	07/15/2026	82,536
175,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(c)	9.75%	07/15/2027	152,626
300,000	Global Payments, Inc.	4.95%	08/15/2027	291,494
200,000	Metis Merger Sub LLC(c)	6.50%	05/15/2029	168,157
410,000	PECF USS Intermediate Holding III Corp.(c)	8.00%	11/15/2029	266,906
125,000	Triton Container International, Ltd.(c)	1.15%	06/07/2024	115,668
235,000	Triton Container International, Ltd. / TAL International Container Corp.	3.25%	03/15/2032	181,771
170,000	WASH Multifamily Acquisition, Inc.(c)	5.75%	04/15/2026	160,421
				1,419,579
Computers - 0.10%
330,000	Fortinet, Inc.	1.00%	03/15/2026	289,245
340,000	NetApp, Inc.	1.88%	06/22/2025	312,587
700,000	Virtusa Corp.(c)	7.13%	12/15/2028	534,466
				1,136,298
Containers and Packaging - 0.02%
300,000	Packaging Corp. of America	3.40%	12/15/2027	275,938

Cosmetics/Personal Care - 0.01%
125,000	Coty, Inc.(c)	6.50%	04/15/2026	120,194

Distribution/Wholesale - 0.01%
180,000	BCPE Empire Holdings, Inc.(c)	7.63%	05/01/2027	161,645

Diversified Financial Services - 0.31%
195,000	Air Lease Corp.	1.88%	08/15/2026	169,605
835,000	Air Methods Corp.(c)	8.00%	05/15/2025	45,537
550,000	American Express Co.	3.95%	08/01/2025	539,345
460,000	Aviation Capital Group LLC(c)	1.95%	09/20/2026	390,259
150,000	Capital One Financial Corp.(e)	1D US SOFR + 2.16%	07/24/2026	147,056
710,000	Discover Financial Services	4.10%	02/09/2027	669,139
95,000	Nasdaq, Inc.	3.95%	03/07/2052	72,643
270,000	Nationstar Mortgage Holdings, Inc.(c)	5.75%	11/15/2031	210,276
95,000	Navient Corp.	5.00%	03/15/2027	83,331
170,000	OneMain Finance Corp.	6.63%	01/15/2028	156,839
215,000	PennyMac Financial Services, Inc.(c)	4.25%	02/15/2029	167,996
510,000	Synchrony Financial	3.95%	12/01/2027	455,668

Principal Amount/Description		Rate	Maturity	Value
$675,000	Western Union Co.	2.75%	03/15/2031	$512,618
				3,620,312
Electric - 0.51%
340,000	Berkshire Hathaway Energy Co.(c)	4.60%	05/01/2053	297,109
155,000	Calpine Corp.(c)	5.13%	03/15/2028	138,621
290,000	DTE Energy Co.(j)	4.22%	11/01/2024	285,264
80,000	Duke Energy Carolinas LLC	2.85%	03/15/2032	67,917
205,000	Duke Energy Corp.	4.30%	03/15/2028	197,634
500,000	Duke Energy Corp.	3.95%	08/15/2047	379,751
180,000	Entergy Corp.	2.80%	06/15/2030	152,450
1,000,000	Exelon Corp.	4.05%	04/15/2030	930,796
130,000	Exelon Corp.(c)	4.10%	03/15/2052	104,569
355,000	Georgia Power Co.	2.20%	09/15/2024	338,769
705,000	Georgia Power Co.	3.25%	03/15/2051	488,434
225,000	Monongahela Power Co.(c)	5.40%	12/15/2043	217,853
110,000	National Rural Utilities Cooperative Finance Corp.	5.45%	10/30/2025	111,434
275,000	NextEra Energy Capital Holdings, Inc.	4.26%	09/01/2024	271,447
750,000	NextEra Energy Capital Holdings, Inc.	2.25%	06/01/2030	618,470
215,000	NRG Energy, Inc.(c)	2.00%	12/02/2025	191,990
215,000	NRG Energy, Inc.(c)	3.63%	02/15/2031	163,835
400,000	Pacific Gas and Electric Co.	2.50%	02/01/2031	311,267
320,000	Pike Corp.(c)	5.50%	09/01/2028	280,278
275,000	Southern Co.(e)	5Y US TI + 2.915%	09/15/2051	222,737
225,000	Southwestern Electric Power Co.	3.25%	11/01/2051	148,902
110,000	Virginia Electric and Power Co.	3.75%	05/15/2027	105,150
				6,024,677
Electrical Components & Equipment - 0.01%
115,000	Energizer Holdings, Inc.(c)	4.75%	06/15/2028	99,843

Electronics - 0.02%
260,000	Arrow Electronics, Inc.	3.88%	01/12/2028	236,648

Engineering & Construction - 0.02%
265,000	Artera Services LLC(c)	9.03%	12/04/2025	221,188

Entertainment - 0.16%
135,000	Lions Gate Capital Holdings LLC(c)	5.50%	04/15/2029	78,448
270,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.(c)	4.88%	05/01/2029	230,084
550,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.(c)	5.63%	09/01/2029	406,285
350,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.(c)	5.88%	09/01/2031	248,045
265,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.(c)	6.63%	03/01/2030	224,190
135,000	Scientific Games International, Inc.(c)	7.25%	11/15/2029	129,843
335,000	Warnermedia Holdings, Inc.(c)	3.76%	03/15/2027	302,154
320,000	Warnermedia Holdings, Inc.(c)	4.05%	03/15/2029	277,453
				1,896,502

Principal Amount/Description		Rate	Maturity	Value
Environmental Control - 0.01%
$180,000	Madison IAQ LLC(c)	4.13%	06/30/2028	$150,750

Food - 0.11%
140,000	Performance Food Group, Inc.(c)	4.25%	08/01/2029	121,492
31,000	Post Holdings, Inc.(c)	4.63%	04/15/2030	26,810
669,000	Smithfield Foods, Inc.(c)	4.25%	02/01/2027	617,021
480,000	Sysco Corp.	3.30%	02/15/2050	331,224
270,000	United Natural Foods, Inc.(c)	6.75%	10/15/2028	259,856
				1,356,403
Food Service - 0.03%
585,000	TKC Holdings, Inc.(c)	10.50%	05/15/2029	328,589

Healthcare-Products - 0.02%
255,000	Medline Borrower LP(c)	5.25%	10/01/2029	202,994

Healthcare-Services - 0.24%
490,000	Centene Corp.	2.50%	03/01/2031	384,355
150,000	CHS/Community Health Systems, Inc.(c)	6.00%	01/15/2029	125,667
570,000	CHS/Community Health Systems, Inc.(c)	6.88%	04/15/2029	294,025
275,000	Elevance Health, Inc.	2.38%	01/15/2025	261,259
85,000	Elevance Health, Inc.	4.55%	05/15/2052	74,305
310,000	HCA, Inc.	4.13%	06/15/2029	283,650
220,000	Health Care Service Corp. A Mutual Legal Reserve Co.(c)	3.20%	06/01/2050	151,654
85,000	Legacy LifePoint Health LLC(c)	6.75%	04/15/2025	80,127
205,000	Legacy LifePoint Health LLC(c)	4.38%	02/15/2027	173,717
75,000	ModivCare Escrow Issuer, Inc.(c)	5.00%	10/01/2029	63,345
780,000	Radiology Partners, Inc.(c)	9.25%	02/01/2028	439,088
145,000	RP Escrow Issuer LLC(c)	5.25%	12/15/2025	110,911
100,000	Tenet Healthcare Corp.(c)	6.25%	02/01/2027	96,254
220,000	Tenet Healthcare Corp.(c)	6.13%	06/15/2030	210,002
105,000	UnitedHealth Group, Inc.	4.95%	05/15/2062	98,952
				2,847,311
Housewares - 0.04%
830,000	SWF Escrow Issuer Corp.(c)	6.50%	10/01/2029	482,022

Insurance - 0.22%
130,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(c)	6.75%	10/15/2027	117,131
185,000	AmWINS Group, Inc.(c)	4.88%	06/30/2029	157,148
605,000	Athene Global Funding(c)(e)	SOFRINDX + 0.56%	08/19/2024	590,350
230,000	Berkshire Hathaway Finance Corp.	2.85%	10/15/2050	154,694
130,000	Berkshire Hathaway Finance Corp.	3.85%	03/15/2052	104,308
150,000	Brighthouse Financial Global Funding(c)	1.00%	04/12/2024	141,319
185,000	Brighthouse Financial Global Funding(c)	2.00%	06/28/2028	152,883
215,000	GTCR AP Finance, Inc.(c)	8.00%	05/15/2027	206,284
310,000	Massachusetts Mutual Life Insurance Co.(c)	3.20%	12/01/2061	190,830
290,000	Prudential Financial, Inc.	3.91%	12/07/2047	232,345
540,000	Willis North America, Inc.	4.50%	09/15/2028	509,935
				2,557,227

Principal Amount/Description		Rate	Maturity	Value
Internet - 0.14%
$1,490,000	Endurance International Group Holdings, Inc.(c)	6.00%	02/15/2029	$1,026,163
150,000	Expedia Group, Inc.	5.00%	02/15/2026	148,196
275,000	Expedia Group, Inc.	3.80%	02/15/2028	252,929
55,000	Expedia Group, Inc.	3.25%	02/15/2030	46,776
58,000	Expedia Group, Inc.	2.95%	03/15/2031	46,776
135,000	Uber Technologies, Inc.(c)	4.50%	08/15/2029	117,873
				1,638,713
Investment Companies - 1.05%
1,555,000	Ares Capital Corp.	3.50%	02/10/2023	1,551,697
5,000,000	Franklin BSP Lending Corp.(c)	5.38%	05/30/2023	4,951,884
180,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%	05/15/2027	165,204
844	OWL Rock Core Income Corp.(c)	5.50%	03/21/2025	819
3,961,000	OWL Rock Core Income Corp.	5.50%	03/21/2025	3,843,087
2,000,000	OWL Rock Core Income Corp.	4.70%	02/08/2027	1,806,146
				12,318,837
Leisure Time - 0.09%
405,000	Carnival Corp.(c)	7.63%	03/01/2026	321,718
430,000	Carnival Corp.(c)	5.75%	03/01/2027	307,781
140,000	NCL Corp., Ltd.(c)	5.88%	02/15/2027	121,444
340,000	Viking Cruises, Ltd.(c)	5.88%	09/15/2027	277,693
				1,028,636
Lodging - 0.05%
345,000	Marriott International, Inc.	3.13%	06/15/2026	323,399
360,000	Marriott International, Inc.	2.75%	10/15/2033	275,669
				599,068
Machinery-Diversified - 0.02%
370,000	Flowserve Corp.	2.80%	01/15/2032	278,028

Media - 0.27%
140,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	4.75%	02/01/2032	113,784
135,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	4.25%	01/15/2034	99,900
835,000	Cengage Learning, Inc.(c)	9.50%	06/15/2024	797,621
270,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/2025	264,888
320,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.50%	03/01/2042	206,091
185,000	Comcast Corp.	3.95%	10/15/2025	181,370
335,000	Comcast Corp.	3.40%	04/01/2030	306,270
120,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(c)	5.88%	08/15/2027	107,587
145,000	DISH DBS Corp.(c)	5.75%	12/01/2028	116,000
130,000	GCI LLC(c)	4.75%	10/15/2028	109,423
700,000	McGraw-Hill Education, Inc.(c)	5.75%	08/01/2028	589,284
85,000	News Corp.(c)	5.13%	02/15/2032	77,473
210,000	Scripps Escrow II, Inc.(c)	3.88%	01/15/2029	168,834
				3,138,525
Mining - 0.08%
220,000	Arconic Corp.(c)	6.13%	02/15/2028	206,797
50,000	Freeport-McMoRan, Inc.	4.38%	08/01/2028	46,757
300,000	Freeport-McMoRan, Inc.	4.63%	08/01/2030	279,922

Principal Amount/Description		Rate	Maturity	Value
$310,000	Glencore Funding LLC(c)	1.63%	04/27/2026	$273,498
240,000	Glencore Funding LLC(c)	3.38%	09/23/2051	156,682
				963,656
Miscellaneous Manufactur - 0.01%
155,000	Parker-Hannifin Corp.	4.25%	09/15/2027	150,644

Oil & Gas - 0.42%
285,000	BP Capital Markets America, Inc.	2.94%	06/04/2051	188,955
325,000	BP Capital Markets America, Inc.	3.00%	03/17/2052	215,735
630,000	Brooklyn Union Gas Co.(c)	4.49%	03/04/2049	484,173
165,000	Callon Petroleum Co.(c)	7.50%	06/15/2030	151,190
165,000	Chesapeake Energy Corp.(c)	5.88%	02/01/2029	156,574
170,000	CNX Resources Corp.(c)	6.00%	01/15/2029	156,677
100,000	CNX Resources Corp.(c)	7.38%	01/15/2031	95,987
240,000	Continental Resources, Inc.(c)	2.27%	11/15/2026	208,262
300,000	Exxon Mobil Corp.	4.23%	03/19/2040	271,268
160,000	Halliburton Co.	2.92%	03/01/2030	137,531
140,000	Hilcorp Energy I LP / Hilcorp Finance Co.(c)	6.25%	11/01/2028	126,949
155,000	Hilcorp Energy I LP / Hilcorp Finance Co.(c)	5.75%	02/01/2029	138,184
235,000	Marathon Petroleum Corp.	5.13%	12/15/2026	233,885
750,000	NiSource, Inc.	3.60%	05/01/2030	669,571
65,000	Occidental Petroleum Corp.	6.63%	09/01/2030	67,316
95,000	Occidental Petroleum Corp.	6.13%	01/01/2031	96,056
95,000	Occidental Petroleum Corp.	6.45%	09/15/2036	97,114
95,000	Pioneer Natural Resources Co.	1.90%	08/15/2030	74,610
700,000	SierraCol Energy Andina LLC(c)	6.00%	06/15/2028	550,238
300,000	SierraCol Energy Andina LLC(d)	6.00%	06/15/2028	235,816
140,000	Southwestern Energy Co.	5.38%	02/01/2029	129,991
160,000	Southwestern Energy Co.	4.75%	02/01/2032	137,042
215,000	Sunoco LP / Sunoco Finance Corp.	4.50%	05/15/2029	188,371
100,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	93,661
				4,905,156
Oil & Gas Services - 0.01%
150,000	Weatherford International, Ltd.(c)	6.50%	09/15/2028	147,261

Packaging & Containers - 0.08%
230,000	Berry Global, Inc.	1.65%	01/15/2027	197,025
195,000	Clydesdale Acquisition Holdings, Inc.(c)	6.63%	04/15/2029	185,645
576,000	WRKCo, Inc.	3.75%	03/15/2025	557,569
				940,239
Pharmaceuticals - 0.10%
620,000	AbbVie, Inc.	4.70%	05/14/2045	553,722
260,000	AdaptHealth LLC(c)	5.13%	03/01/2030	221,673
100,000	Bausch Health Cos., Inc.(c)	6.13%	02/01/2027	69,088
24,000	Bausch Health Cos., Inc.(c)	11.00%	09/30/2028	18,836
4,000	Bausch Health Cos., Inc.(c)	14.00%	10/15/2030	2,395
200,000	Owens & Minor, Inc.(c)	6.63%	04/01/2030	172,140
190,000	Viatris, Inc.	1.65%	06/22/2025	172,251
				1,210,105
Pipelines - 0.36%
73,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.(c)	5.75%	03/01/2027	69,137

Principal Amount/Description		Rate	Maturity	Value
$315,000	Energy Transfer LP	4.75%	01/15/2026	$307,172
1,000,000	Energy Transfer LP	3.90%	07/15/2026	946,091
200,000	Energy Transfer LP	4.40%	03/15/2027	190,284
350,000	Energy Transfer LP	5.00%	05/15/2044	286,993
105,000	EQM Midstream Partners LP(c)	4.75%	01/15/2031	86,043
275,000	Hess Midstream Operations LP(c)	4.25%	02/15/2030	235,475
468,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	497,105
1,215,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(c)	7.50%	02/01/2026	1,083,927
160,000	NGPL PipeCo LLC(c)	3.25%	07/15/2031	130,563
180,000	ONEOK, Inc.	3.40%	09/01/2029	155,945
235,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	230,782
				4,219,517
Real Estate - 0.01%
130,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(c)	5.25%	04/15/2030	95,005

REITS - 0.26%
165,000	Agree LP	2.60%	06/15/2033	124,707
245,000	Alexandria Real Estate Equities, Inc.	3.00%	05/18/2051	155,950
280,000	Corporate Office Properties LP	2.90%	12/01/2033	199,398
515,000	Crown Castle, Inc.	3.65%	09/01/2027	479,191
330,000	Equinix, Inc.	1.80%	07/15/2027	282,963
1,000,000	Equinix, Inc.	2.15%	07/15/2030	797,776
365,000	Host Hotels & Resorts LP	2.90%	12/15/2031	280,091
265,000	Invitation Homes Operating Partnership LP	2.70%	01/15/2034	194,002
250,000	Iron Mountain, Inc.(c)	4.50%	02/15/2031	206,049
140,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(c)	4.88%	05/15/2029	118,692
90,000	Sabra Health Care LP	3.20%	12/01/2031	67,172
130,000	Vornado Realty LP	2.15%	06/01/2026	110,010
				3,016,001
Retail - 0.33%
585,000	Dick's Sporting Goods, Inc.	3.15%	01/15/2032	458,020
190,000	Dick's Sporting Goods, Inc.	4.10%	01/15/2052	123,195
140,000	Dollar General Corp.	4.25%	09/20/2024	138,169
530,000	Dollar Tree, Inc.	4.00%	05/15/2025	517,903
90,000	Dollar Tree, Inc.	3.38%	12/01/2051	60,818
120,000	Ferrellgas LP / Ferrellgas Finance Corp.(c)	5.38%	04/01/2026	109,308
160,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(c)	6.75%	01/15/2030	129,356
170,000	Lowe's Cos., Inc.	4.40%	09/08/2025	167,636
155,000	Lowe's Cos., Inc.	5.63%	04/15/2053	149,260
305,000	McDonald's Corp.	4.45%	03/01/2047	265,934
130,000	Michaels Cos., Inc.(c)	5.25%	05/01/2028	104,746
190,000	Park River Holdings, Inc.(c)	5.63%	02/01/2029	126,769
945,000	PetSmart, Inc. / PetSmart Finance Corp.(c)	7.75%	02/15/2029	889,309
190,000	SRS Distribution, Inc.(c)	4.63%	07/01/2028	168,671
185,000	Staples, Inc.(c)	7.50%	04/15/2026	159,607
225,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.(c)	5.00%	06/01/2031	191,533

Principal Amount/Description		Rate	Maturity	Value
$145,000	Victoria's Secret & Co.(c)	4.63%	07/15/2029	$114,028
				3,874,262
Semiconductors - 0.08%
529,000	Broadcom, Inc.(c)	3.42%	04/15/2033	425,573
510,000	Marvell Technology, Inc.	4.20%	06/22/2023	507,148
				932,721
Software - 0.17%
200,000	AthenaHealth Group, Inc.(c)	6.50%	02/15/2030	147,761
1,550,000	Castle US Holding Corp.	9.50%	02/15/2028	617,094
120,000	Clarivate Science Holdings Corp.(c)	4.88%	07/01/2029	102,198
225,217	CWT Travel Group, Inc.(c)	8.50%	11/19/2026	191,457
180,000	Oracle Corp.	6.25%	11/09/2032	188,960
130,000	Oracle Corp.	3.80%	11/15/2037	103,393
450,000	Oracle Corp.	3.85%	04/01/2060	300,981
365,000	VMware, Inc.	2.20%	08/15/2031	277,859
120,000	Workday, Inc.	3.70%	04/01/2029	110,345
				2,040,048
Telecommunications - 0.39%
500,000	AT&T, Inc.	4.30%	02/15/2030	471,982
185,000	AT&T, Inc.	2.75%	06/01/2031	153,778
795,000	AT&T, Inc.	3.50%	09/15/2053	540,151
400,000	AT&T, Inc.	3.55%	09/15/2055	268,696
175,000	CommScope, Inc.(c)	4.75%	09/01/2029	141,413
1,675,000	Embarq Corp Eq	8.00%	06/01/2036	782,568
45,000	Frontier Communications Holdings LLC(c)	5.88%	10/15/2027	41,885
85,000	Frontier Communications Holdings LLC(c)	5.00%	05/01/2028	74,291
150,000	Frontier Communications Holdings LLC(c)	6.00%	01/15/2030	118,031
55,000	Lumen Technologies, Inc.(c)	5.13%	12/15/2026	47,900
315,000	T-Mobile USA, Inc.	2.25%	02/15/2026	287,126
1,000,000	T-Mobile USA, Inc.	3.88%	04/15/2030	908,160
320,000	T-Mobile USA, Inc.	3.40%	10/15/2052	216,459
500,000	Verizon Communications, Inc.	3.15%	03/22/2030	442,081
95,000	Verizon Communications, Inc.	3.88%	03/01/2052	72,512
				4,567,033
Transportation - 0.09%
695,000	CSX Corp.	3.80%	11/01/2046	548,873
500,000	Union Pacific Corp.	3.70%	03/01/2029	472,377
				1,021,250
Trucking & Leasing - 0.02%
275,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(c)	4.20%	04/01/2027	258,431

TOTAL U.S. CORPORATE BONDS
(Cost $106,696,273)				88,706,931

CONVERTIBLE CORPORATE BONDS - 0.00%
98,892	Digicel Group Holdings, Ltd.(c)(f)(g)	5.09% (7.00%)	12/31/2049	9,518

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $23,385)				9,518

Principal Amount/Description		Rate	Maturity	Value
FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN
AGENCIES - 0.77%
$400,000	Brazilian Government International Bond	5.63%	02/21/2047	$318,230
1,150,000	Brazilian Government International Bond	4.75%	01/14/2050	809,388
300,000	Chile Government International Bond	3.50%	01/25/2050	217,462
500,000	Chile Government International Bond	3.10%	01/22/2061	313,171
300,000	Colombia Government International Bond	3.25%	04/22/2032	219,134
200,000	Colombia Government International Bond	4.13%	02/22/2042	125,765
1,100,000	Colombia Government International Bond	5.00%	06/15/2045	752,462
300,000	Colombia Government International Bond	5.20%	05/15/2049	205,451
600,000	Colombia Government International Bond	4.13%	05/15/2051	361,103
600,000	Dominican Republic International Bond(c)	6.40%	06/05/2049	487,337
250,000	Dominican Republic International Bond(d)	5.88%	01/30/2060	184,293
500,000	Indonesia Government International Bond	3.70%	10/30/2049	387,816
400,000	Instituto Costarricense de Electricidad(d)	6.38%	05/15/2043	318,144
250,000	Korea Development Bank	2.00%	10/25/2031	198,817
1,160,000	Mexico Government International Bond	3.75%	01/11/2028	1,097,319
750,000	Mexico Government International Bond	4.28%	08/14/2041	580,142
500,000	Mexico Government International Bond	4.40%	02/12/2052	369,459
600,000	Panama Government International Bond	2.25%	09/29/2032	446,553
500,000	Panama Government International Bond	3.87%	07/23/2060	324,193
200,000	Philippine Government International Bond	3.70%	03/01/2041	164,112
200,000	Philippine Government International Bond	3.70%	02/02/2042	164,263
200,000	Republic of South Africa Government International Bond	4.30%	10/12/2028	179,000
900,000	Republic of South Africa Government International Bond	5.65%	09/27/2047	664,622
800,000	Ukraine Government International Bond(d)	7.25%	03/15/2035	151,394

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $12,319,324)				9,039,630

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 2.11%(e)
Cayman Islands - 0.09%
1,019,475	Grab Holdings, Inc., First Lien - Initial Term Loan	1M US L + 4.39%, 1.00% Floor	01/29/2026	$1,009,280

Luxembourg - 0.10%
1,123,314	Travelport Finance Luxembourg SARL 1L, 2021, First Lien - Initial (Priority) Term Loan	3M US L + 8.75%, 1.00% Floor	02/28/2025	1,127,274

Netherlands - 0.02%
179,898	Bright Bidco BV, First Lien	3M US SOFR + 9.0%, 1.00% Floor	10/31/2027	158,010
5,736	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan	3M US L + 3.00%	06/28/2024	3,728
76,280	Lealand Finance Company B.V., First Lien - Take-Back Term Loan	3M US L + 1.00%	06/30/2025	40,946
				202,684
United Arab Emirates - 0.06%
782,155	Gulf Finance, LLC TL 1L	1M US L + 6.75%	08/25/2026	740,439

United States - 1.84%
1,234,545	Air Methods Corp., First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	04/22/2024	699,215
915,400	American Tire Distributors, Inc., First Lien - Initial Term Loan	3M US L + 6.25%	10/08/2028	842,168
965,000	Applied Systems, Inc.,First Lien - Initial Term Loan	3M US SOFR + 6.75%	09/19/2027	961,381
452,470	Astra Acquisition Corp., First Lien - Initial Term Loan	1M US L + 5.25%	10/22/2028	401,567
1,989,522	Astra Acquisition Corp., Second Lien - Initial Term Loan	1M US L + 8.875%	10/22/2029	1,790,569
295,000	Asurion LLC, Second Lien - New B-3 Term Loan	1M US L + 5.25%	01/31/2028	231,820
1,526,750	Atlas Purchaser, Inc., First Lien - Initial Term Loan	3M US L + 3.00%, 0.75% Floor	05/08/2028	1,081,130
1,490,000	Aveanna Healthcare LLC, Second Lien - Initial Term Loan	1M US L + 7.00%, 0.50% Floor	12/10/2029	894,000
200,000	Blackhawk Network Holdings, Inc., Second Lien	3M US L + 7.00%	06/15/2026	172,350
727,650	Cengage Learning, Inc., First Lien - B Term Loan	3M US L + 5.00%	06/29/2026	656,137
1,630,000	Constant Contact, Inc., Second Lien - Initial Term Loan	3M US L + 7.50%, 0.75% Floor	02/12/2029	1,257,814
905,000	DCert Buyer, Inc., Second Lien - First Amendment Refinancing Term Loan	3M US L + 7.00%	02/19/2029	829,885
760,000	DG Investment Intermediate Holdings 2, Inc., Second Lien - Initial Term Loan	1M US L + 6.75%, 0.75% Floor	03/30/2029	675,131
431,428	Edgewater Generation LLC, First Lien	1M US L + 3.75%	12/13/2025	410,719
3,112,537	Envision Healthcare Corp., First Lien	3M US L + 0.00%	03/31/2027	905,219
646,014	Intelsat Jackson Holdings S.A.TLB 1L	3M US L + 4.25%	01/26/2029	625,019

Principal Amount/Description		Rate	Maturity	Value
400,000	Kenan Advantage Group, Inc, Second Lien - Initial Term Loan	1M US L + 7.25%, 0.75% Floor	08/18/2027	$371,334
435,000	LSF9 ATLANTIS HOLDINGS, LLC, First Lien - B Term Loan	3M US L + 7.25%	03/29/2029	423,799
819,621	Minotaur Acquisition, Inc., First Lien - B Term Loan	3M US L + 4.75%	03/27/2026	785,811
482,225	Misys, Ltd., First Lien - Dollar Term Loan	3M US L + 3.50%, 1.00% Floor	06/13/2024	427,773
705,000	Misys, Ltd., Second Lien - Dollar Term Loan	6M US L + 7.25%, 1.00% Floor	06/13/2025	529,254
1,027,068	Riverbed Technology, Inc., First Lien - Initial Term Loan	3M US L + 8.00%	12/06/2026	443,950
332,037	Sweetwater Borrower, LLC, First Lien - Initial Term Loan	1M US L + 4.25%	08/03/2028	308,794
964,385	Team Health Holdings, Inc., First Lien - Initial Term Loan	1M US L + 2.75%, 1.00% Floor	02/06/2024	829,371
590,538	Think & Learn Private, Ltd., First Lien - B Term Loan	3M US L + 6.00%	11/05/2026	476,224
1,229,012	Travel Leaders Group LLC, First Lien - 2018 Refinancing Term Loan	1M US L + 4.00%	01/25/2024	1,129,923
1,410,000	UKG, Inc. TL 2L	3M US L + 5.25%	05/03/2027	1,301,078
804,531	Vantage Specialty Chemicals, Inc., First Lien - Closing Date Term Loan	3M US L + 3.50%, 1.00% Floor	10/28/2024	787,535
683,100	Viad Corp, First Lien - Initial Term Loan	3M US L + 5.00%, 0.50% Floor	07/30/2028	647,879
875,893	WaterBridge Midstream Operating LLC, First Lien - Initial Term Loan	3M US L + 5.75%, 1.00% Floor	06/22/2026	844,278
				21,741,127

TOTAL BANK LOANS
(Cost $28,549,096)				24,820,804

BUSINESS DEVELOPMENT COMPANIES - 0.10%
1,292,347	Golub Capital BDC, Inc.	3.38%	04/15/2024	$1,243,472

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,243,283)				1,243,472

COLLATERALIZED LOAN OBLIGATIONS - 4.78%
	AIMCO CLO
500,000	Series 2018-AA(c)(e)	3M US L + 2.55%	04/17/2031	$469,591
	Apidos CLO XII
500,000	Series 2018-12A(c)(e)	3M US L + 2.60%	04/15/2031	451,345
	Apidos CLO XX
500,000	Series 2018-20A(c)(e)	3M US L + 2.95%	07/16/2031	466,636
	Apidos CLO XXIV
1,000,000	Series 2018-24A(c)(e)	3M US L + 5.80%	10/20/2030	841,509
	Babson CLO, Ltd.
500,000	Series 2018-IA(c)(e)	3M US L + 2.60%	01/20/2031	434,904
	Bain Capital Credit CLO 2017-2, Ltd.
500,000	Series 2021-2A(c)(e)	3M US L + 6.50%	07/25/2034	430,047
1,000,000	Series 2021-2A(c)(e)	3M US L + 3.10%	07/25/2034	916,180
	Bain Capital Credit CLO 2021-2, Ltd.
500,000	Series 2021-2A(c)(e)	3M US L + 3.15%	07/16/2034	465,112

Principal Amount/Description		Rate	Maturity	Value
	Bain Capital Credit CLO 2022-3, Ltd.
$1,000,000	Series 2022-3A(c)(e)	3M US SOFR + 7.35%	07/17/2035	$872,449
	Barings CLO, Ltd.
500,000	Series 2018-4A(c)(e)	3M US L + 5.82%	10/15/2030	418,328
	Barings CLO, Ltd. 2018-III
1,295,000	Series 2018-3A(c)(e)	3M US L + 5.75%	07/20/2029	1,108,413
	Barings CLO, Ltd. 2019-I
1,500,000	Series 2021-1A(c)(e)	3M US L + 6.86%	04/15/2036	1,363,324
	Barings CLO, Ltd. 2019-II
500,000	Series 2021-2A(c)(e)	3M US L + 3.41%	04/15/2036	458,102
	Barings CLO, Ltd. 2021-II
500,000	Series 2021-2A(c)(e)	3M US L + 3.15%	07/15/2034	464,713
	Beechwood Park CLO, Ltd.
500,000	Series 2022-1A(c)(e)	3M US SOFR + 6.50%	01/17/2035	447,921
	BlueMountain CLO, Ltd.
500,000	Series 2018-3A(c)(e)	3M US L + 2.60%	04/20/2031	422,512
	BlueMountain Fuji US CLO II, Ltd.
1,000,000	Series 2017-2A(c)(e)	3M US L + 3.00%	10/20/2030	881,514
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(c)(e)	3M US L + 5.75%	10/15/2031	810,705
	Canyon Capital CLO 2016-2, Ltd.
500,000	Series 2018-2A(c)(e)	3M US L + 3.15%	10/15/2031	430,681
	Canyon Capital CLO 2017-1, Ltd.
500,000	Series 2021-1A(c)(e)	3M US L + 3.00%	07/15/2030	447,266
	Canyon Capital CLO 2019-1, Ltd.
500,000	Series 2021-1A(c)(e)	3M US L + 7.09%	04/15/2032	434,375
	Canyon Capital CLO 2021-2, Ltd.
1,250,000	Series 2021-2A(c)(e)	3M US L + 3.35%	04/15/2034	1,156,901
	Canyon Capital CLO, Ltd.
1,000,000	Series 2018-1A(c)(e)	3M US L + 2.75%	01/30/2031	858,141
1,500,000	Series 2018-1A(c)(e)	3M US L + 5.50%	01/30/2031	1,097,627
1,000,000	Series 2018-1A(c)(e)	3M US L + 5.75%	07/15/2031	785,032
500,000	Series 2018-1A(c)(e)	3M US L + 2.80%	07/15/2031	443,753
500,000	Series 2018-1RA(c)(e)	3M US L + 3.00%	07/15/2030	461,116
	Canyon CLO 2021-3, Ltd.
1,000,000	Series 2021-3A(c)(e)	3M US L + 3.05%	07/15/2034	926,245
	Canyon CLO 2021-4, Ltd.
1,000,000	Series 2021-4A(c)(e)	3M US L + 6.30%	10/15/2034	881,527
	Canyon CLO, Ltd.
500,000	Series 2018-1A(c)(e)	3M US L + 2.90%	07/15/2031	431,755
	Carlyle Global Market Strategies CLO 2016-3, Ltd.
1,000,000	Series 2021-3A(c)(e)	3M US L + 3.30%	07/20/2034	925,893
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(c)(e)	3M US L + 5.35%	05/15/2031	772,417
	Carlyle US CLO 2020-2, Ltd.
2,000,000	Series 2021-2A(c)(e)	3M US L + 6.70%	01/25/2035	1,792,777
	Carlyle US CLO 2021-1, Ltd.
500,000	Series 2021-1A(c)(e)	3M US L + 6.00%	04/15/2034	436,239
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(c)(e)	3M US L + 3.00%	04/15/2030	456,341
1,000,000	Series 2018-1A(c)(e)	3M US L + 5.80%	04/15/2030	805,229
	Cook Park CLO, Ltd.
500,000	Series 2018-1A(c)(e)	3M US L + 2.60%	04/17/2030	449,335
	Crown Point CLO IV, Ltd.
500,000	Series 2018-4A(c)(e)	3M US L + 1.90%	04/20/2031	458,855

Principal Amount/Description		Rate	Maturity	Value
	Dryden 57 CLO, Ltd.
$500,000	Series 2018-57A(c)(e)	3M US L + 2.55%	05/15/2031	$450,871
	Elevation CLO 2021-14, Ltd.
500,000	Series 2021-14A(c)(e)	3M US L + 2.30%	10/20/2034	458,894
	Elmwood CLO IX, Ltd.
500,000	Series 2021-2A(c)(e)	3M US L + 5.94%	07/20/2034	442,211
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(c)(e)	3M US L + 2.90%	07/15/2030	462,354
1,000,000	Series 2018-1A(c)(e)	3M US L + 5.40%	07/15/2030	845,556
	Galaxy XIX CLO, Ltd.
1,300,000	Series 2017-19A(c)(e)	3M US L + 6.53%	07/24/2030	1,082,394
	Gilbert Park CLO, Ltd.
1,000,000	Series 2017-1A(c)(e)	3M US L + 6.40%	10/15/2030	840,979
	Goldentree Loan Management US CLO, Ltd.
500,000	Series 2018-3A(c)(e)	3M US L + 2.85%	04/20/2030	468,430
	Milos CLO, Ltd.
500,000	Series 2020-1A(c)(e)	3M US L + 6.15%	10/20/2030	438,478
	Myers Park CLO, Ltd.
500,000	Series 2018-1A(c)(e)	3M US L + 3.05%	10/20/2030	445,464
1,000,000	Series 2018-1A(c)(e)	3M US L + 5.50%	10/20/2030	822,829
	Neuberger Berman Loan Advisers CLO 37, Ltd.
500,000	Series 2021-37A(c)(e)	3M US L + 5.75%	07/20/2031	455,987
	Neuberger Berman Loan Advisers CLO 42, Ltd.
500,000	Series 2021-42A(c)(e)	3M US L + 5.95%	07/16/2035	441,067
	Neuberger Berman Loan Advisers Clo 44, Ltd.
1,000,000	Series 2021-44A(c)(e)	3M US L + 6.00%	10/16/2034	882,722
	Point Au Roche Park CLO, Ltd.
500,000	Series 2021-1A(c)(e)	3M US L + 6.13%	07/20/2034	431,439
	PPM CLO 3, Ltd.
1,000,000	Series 2021-3A(c)(e)	3M US L + 3.20%	04/17/2034	919,535
	Rockland Park CLO, Ltd.
500,000	Series 2021-1A(c)(e)	3M US L + 6.25%	04/20/2034	440,312
	Sound Point CLO XXIII
500,000	Series 2021-2A(c)(e)	3M US L + 3.30%	07/15/2034	432,924
	Sound Point CLO XXIV
1,375,000	Series 2021-3A(c)(e)	3M US L + 6.72%	10/25/2034	1,085,233
	Sound Point CLO XXVI, Ltd.
500,000	Series 2021-1A(c)(e)	3M US L + 3.35%	07/20/2034	459,643
	Sound Point CLO XXVIII, Ltd.
1,000,000	Series 2020-3A(c)(e)	3M US L + 6.90%	01/25/2032	871,653
	Sound Point CLO XXXII, Ltd.
500,000	Series 2021-4A(c)(e)	3M US L + 3.40%	10/25/2034	445,472
500,000	Series 2021-4A(c)(e)	3M US L + 6.70%	10/25/2034	402,457
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(c)(e)	3M US L + 2.60%	01/15/2030	450,685
	Thayer Park CLO, Ltd.
500,000	Series 2021-1A(c)(e)	3M US L + 6.25%	04/20/2034	427,517
	THL Credit Wind River 2017-1 CLO, Ltd.
500,000	Series 2021-1A(c)(e)	3M US L + 3.91%	04/18/2036	426,649
	THL Credit Wind River 2017-3 CLO, Ltd.
750,000	Series 2021-3A(c)(e)	3M US L + 3.88%	04/15/2035	667,844
500,000	Series 2021-3A(c)(e)	3M US L + 7.08%	04/15/2035	429,116
	THL Credit Wind River 2018-3 CLO, Ltd.
2,000,000	Series 2018-3A(c)(e)	3M US L + 2.95%	01/20/2031	1,737,354

Principal Amount/Description		Rate	Maturity	Value
	THL Credit Wind River CLO, Ltd.
$500,000	Series 2018-1A(c)(e)	2.90% - 3M US L	07/15/2030	$439,617
2,000,000	Series 2018-1A(c)(e)	5.50% - 3M US L	07/15/2030	1,633,431
1,000,000	Series 2018-1A(c)(e)	3M US L + 3.00%	07/18/2031	854,120
1,000,000	Series 2018-2A(c)(e)	3M US L + 5.75%	07/15/2030	798,018
1,000,000	Series 2018-3A(c)(e)	3M US L + 6.22%	10/22/2031	782,824
	Unity-Peace Park CLO, Ltd.
500,000	Series 2022-1A(c)(e)	3M US SOFR + 7.175%	04/20/2035	443,105
	Upland CLO, Ltd.
500,000	Series 2018-1A(c)(e)	3M US L + 2.90%	04/20/2031	456,868
	VOYA CLO 2017-2
1,000,000	Series 2017-2A(c)(e)	3M US L + 6.02%	06/07/2030	807,542
	Voya CLO, Ltd.
500,000	Series 2018-1A(c)(e)	3M US SOFR + 3.06161%	04/18/2031	422,734
1,000,000	Series 2018-2A(c)(e)	3M US L + 2.75%	07/15/2031	830,321
1,000,000	Series 2018-2A(c)(e)	3M US L + 5.25%	07/15/2031	800,819
500,000	Series 2018-3A(c)(e)	3M US L + 6.20%	10/20/2031	374,388
500,000	Series 2018-4A(c)(e)	3M US L + 5.95%	07/14/2031	357,495
	Webster Park CLO, Ltd.
1,000,000	Series 2018-1A(c)(e)	5.50% - 3M US L	07/20/2030	797,851
	Wind River 2013-1 CLO, Ltd.
500,000	Series 2017-1A(c)(e)	3M US L + 3.65%	07/20/2030	449,547
	Wind River 2014-3 CLO, Ltd.
1,500,000	Series 2018-3A(c)(e)	3M US L + 3.40%	10/22/2031	1,284,420
	Wind River 2021-2 CLO, Ltd.
500,000	Series 2021-2A(c)(e)	3M US L + 6.43%	07/20/2034	416,350

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $64,700,657)				56,290,329

EQUITY - LINKED NOTES - 0.00%(k)
263,093	Inverpamplona SA(h)(l)(m)	0.00%	12/30/2028	–

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				–

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 20.77%
	Aaset 2021-2 Trust
472,973	Series 2021-2A(c)	3.54%	12/15/2028	339,382
	AASET, Ltd.
409,737	Series 2018-1A(c)	3.84%	09/16/2023	263,737
	ABFC Trust
2,668,124	Series 2007-WMC1(e)	1M US L + 1.25%	06/25/2037	1,862,267
	Alen Mortgage Trust
1,107,000	Series 2021-ACEN(c)(e)	1M US L + 4.00%	04/15/2026	856,790
	AMSR
5,100,000	Series 2020-SFR3(c)	4.99%	09/17/2025	4,681,030
5,000,000	Series 2021-SFR1(c)(e)	4.61%	06/17/2028	4,001,221
	AREIT Trust
1,265,000	Series 2019-CRE3(c)(e)	30D SOFR + 2.76%	09/16/2036	1,178,007
	Atrium Hotel Portfolio Trust
1,309,000	Series 2018-ATRM(c)(e)	1M US L + 3.40%	06/15/2035	1,208,386
	Atrium IX
500,000	Series 2017-9A(c)(e)	3M US L + 3.60%	05/28/2030	452,804
	Atrium XIII
1,000,000	Series 2017-13A(c)(e)	3M US L + 6.05%	11/21/2030	907,330

Principal Amount/Description		Rate	Maturity	Value
	Atrium XIV LLC
$1,000,000	Series 2018-14A(c)(e)	3M US L + 5.65%	08/23/2030	$905,703
	Atrium XV
1,000,000	Series 2018-15A(c)(e)	3M US L + 3.00%	01/23/2031	942,504
	BAMLL Commercial Mortgage Securities Trust
683,000	Series 2019-AHT(c)(e)	2.57%	03/15/2034	652,667
	Banc of America Commercial Mortgage Trust
600,000	Series 2015-UBS7(e)	4.34%	09/15/2025	544,962
	BANK
200,000	Series 2017-BNK5(e)	4.19%	06/15/2027	169,810
10,291,000	Series 2018-BN12(e)(n)	1.50%	05/15/2061	624,159
660,000	Series 2022-BNK39	3.18%	01/15/2032	539,803
165,000	Series 2022-BNK39(c)	2.50%	01/15/2032	82,911
	BANK 2020-BNK27
16,875,000	Series 2020-BN27(c)(e)(n)	0.72%	04/15/2030	725,085
	BANK 2021-BNK35
316,000	Series 2021-BN35	2.29%	07/15/2031	254,828
	BANK 2021-BNK37
381,000	Series 2021-BN37(e)	3.11%	11/15/2031	262,385
	BBCMS Mortgage Trust
519,000	Series 2022-C17	4.44%	08/15/2032	494,210
	BBCMS Trust
3,000,000	Series 2018-CBM(c)(e)	1M US L + 3.55%	07/15/2037	2,794,593
	Benchmark Mortgage Trust
10,218,677	Series 2018-B2(e)(n)	0.41%	01/15/2028	158,672
600,000	Series 2018-B2(e)	4.23%	01/15/2028	499,482
21,838,834	Series 2018-B4(e)(n)	0.51%	06/15/2028	370,428
1,589,000	Series 2018-B4(c)(e)	2.80%	07/17/2051	1,122,895
954,000	Series 2020-B17(e)	3.37%	03/15/2030	704,221
522,000	Series 2020-B18(c)	4.14%	08/15/2025	422,762
1,510,000	Series 2021-B31(c)	2.25%	11/15/2031	751,554
592,000	Series 2022-B32(e)	3.41%	01/15/2032	483,121
	BF Mortgage Trust
705,000	Series 2019-NYT(c)(e)	1M US L + 3.00%	12/15/2035	576,490
	Blackbird Capital Aircraft
1,407,873	Series 2021-1A(c)	3.45%	07/15/2028	1,039,088
	BMO Mortgage Trust
7,951,000	Series 2022-C1(c)(e)(n)	1.77%	02/15/2032	980,716
	BX Trust
636,000	Series 2019-OC11(c)(e)	3.94%	12/09/2029	509,624
2,964,000	Series 2019-OC11(c)(e)	3.94%	12/06/2041	2,307,179
900,000	Series 2021-VIEW(c)(e)	1M US L + 3.93%	06/15/2023	819,539
	Cantor Commercial Real Estate Lending
1,113,000	Series 2019-CF1(c)(e)	4.12%	04/15/2024	995,908
	Carbon Capital VI Commercial Mortgage Trust
359,976	Series 2019-FL2(c)(e)	1M US L + 2.85%	11/15/2021	340,597
	Carvana Auto Receivables Trust
5,300	Series 2021-N1(c)	0.00%	01/10/2028	1,105,764
5,250	Series 2021-N2(c)	0.00%	03/10/2028	1,358,038
	Cascade MH Asset Trust
4,601,000	Series 2019-MH1(c)(e)	5.99%	10/25/2024	4,267,219
	Castlelake Aircraft Securitization Trust
3,440,687	Series 2018-1(c)	6.63%	06/15/2043	1,808,514
	Castlelake Aircraft Structured Trust
455,450	Series 2019-1A(c)	3.97%	04/15/2026	385,012

Principal Amount/Description		Rate	Maturity	Value
$2,750,000	Series 2019-1A(c)	0.00%	04/15/2039	$192,500
	Cathedral Lake VIII, Ltd.
1,000,000	Series 2021-8A(c)(e)	3M US L + 2.62%	01/20/2035	948,957
1,000,000	Series 2021-8A(c)(e)	3M US L + 3.42%	01/20/2035	922,258
	CD Mortgage Trust
750,000	Series 2017-CD4(e)	4.35%	04/10/2027	613,444
	CFCRE Commercial Mortgage Trust
440,739	Series 2016-C6	2.95%	08/10/2026	403,127
	CIFC Funding 2019-III, Ltd.
650,000	Series 2021-3A(c)(e)	3M US L + 6.80%	10/16/2034	593,155
	CIFC Funding, Ltd.
850,000	Series 2021-1A(c)(e)	3M US L + 6.00%	04/25/2033	761,229
500,000	Series 2021-4A(c)(e)	3M US L + 5.95%	07/15/2033	453,835
2,500,000	Series 2021-5A(c)(e)	3M US L + 6.50%	07/15/2034	2,239,482
	Citigroup Commercial Mortgage Trust
3,273,830	Series 2014-GC25(e)(n)	0.96%	10/10/2047	40,672
866,000	Series 2015-GC27(c)(e)	4.42%	02/12/2048	759,283
400,000	Series 2015-GC31(e)	4.05%	06/10/2025	351,626
344,000	Series 2016-GC36(c)	2.85%	02/12/2049	187,774
464,000	Series 2017-C4(e)	4.10%	10/12/2027	404,388
225,000	Series 2019-GC41	3.20%	08/10/2029	179,017
1,000,000	Series 2019-SMRT(c)(e)	4.75%	01/10/2036	953,237
1,433,000	Series 2020-555(c)(e)	3.50%	12/12/2041	934,529
546,000	Series 2022-GC48(e)	4.58%	05/15/2032	527,322
	Citigroup Mortgage Loan Trust
633,453	Series 2006-WF1(j)	4.64%	03/25/2036	306,149
957,116	Series 2007-OPX1(j)	6.33%	01/25/2037	383,287
	Cologix Data Centers US Issuer LLC
2,800,000	Series 2021-1A(c)	5.99%	12/28/2026	2,366,039
	COMM 2014-CCRE16 Mortgage Trust
1,100,000	Series 2014-CR16(e)	4.92%	04/10/2024	998,080
	Commercial Mortgage Pass-Through Certificates
242,400	Series 2014-CR19(e)	4.70%	08/10/2024	227,682
8,396,129	Series 2014-UBS4	3.75%	08/10/2024	674,332
11,000	Series 2014-UBS4(c)(e)	0.00%	08/10/2047	1
2,646,522	Series 2015-CR22(e)(n)	0.89%	03/10/2025	38,015
4,170,497	Series 2015-CR26(e)(n)	0.93%	09/10/2025	80,372
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(j)	6.20%	09/25/2036	783,999
124,852	Series 2007-1(e)	5.90%	05/25/2037	32,639
	CSAIL Commercial Mortgage Trust
5,001,474	Series 2015-C1(e)(n)	0.82%	01/15/2025	61,801
490,000	Series 2016-C6(e)	4.92%	04/15/2026	433,641
1,362,000	Series 2016-C6(c)(e)	4.92%	01/15/2049	1,052,192
	CSMC
832,000	Series 2021-B33(c)(e)	3.65%	10/10/2031	616,648
	CSMC Mortgage-Backed Trust
223,000	Series 2017-CHOP(c)(e)	1M US L + 3.30%	07/15/2032	203,651
	DBJPM 16-C1 Mortgage Trust
1,309,000	Series 2016-C1(e)	3.33%	05/12/2049	1,082,908
	Diamond Infrastructure Funding LLC
2,000,000	Series 2021-1A(c)	3.48%	12/20/2026	1,557,010
	DOLP Trust
1,000,000	Series 2021-NYC(e)	3.70%	05/10/2031	649,529

Principal Amount/Description		Rate	Maturity	Value
	Dryden 38 Senior Loan Fund
$1,000,000	Series 2018-38A(c)(e)	3M US L + 5.60%	07/15/2030	$825,274
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(c)(e)	3M US L + 5.75%	08/15/2031	814,667
500,000	Series 2018-40A(c)(e)	3M US L + 3.10%	08/15/2031	465,838
	Dryden 42 Senior Loan Fund
500,000	Series 2018-42A(c)(e)	3M US L + 2.93%	07/15/2030	433,839
	Fannie Mae-Aces
23,848,168	Series 2019-M12(e)(n)	0.57%	06/25/2029	611,760
14,325,301	Series 2019-M24(e)	1.15%	03/25/2031	602,941
38,701,247	Series 2019-M7(e)(n)	0.35%	04/25/2029	637,804
29,955,488	Series 2020-M10(e)(n)	0.82%	12/25/2027	788,411
47,768,732	Series 2020-M10(e)(n)	0.87%	07/25/2032	2,871,789
13,902,084	Series 2020-M13(e)(n)	1.30%	09/25/2030	495,127
43,214,174	Series 2021-M23(e)(n)	0.60%	11/01/2031	962,159
	FirstKey Homes
1,100,000	Series 2020-SFR1(c)	4.28%	08/19/2037	1,004,739
	FMC GMSR Issuer Trust
6,000,000	Series 2021-GT1(c)(e)	4.36%	07/25/2026	4,558,389
5,000,000	Series 2021-GT2(c)(e)	4.44%	10/25/2026	3,711,625
	Fontainebleau Miami Beach Trust
1,656,000	Series 2019-FBLU(c)(e)	3.96%	12/12/2036	1,466,229
	FREMF Mortgage Trust
890,367	Series 2015-KF07(c)(e)	1M US L + 4.95%	02/25/2025	889,293
1,000,094	Series 2016-KF19(c)(e)	1M US L + 5.50%	06/25/2023	990,534
887,222	Series 2016-KF25(c)(e)	1M US L + 5.00%	10/25/2023	886,396
1,086,369	Series 2018-KF56(c)(e)	1M US L + 5.80%	11/25/2028	997,032
1,626,348	Series 2019-KF71(c)(e)	1M US L + 6.00%	10/25/2029	1,534,996
	FRTKL
4,050,000	Series 2021-SFR1(c)	4.11%	09/17/2026	3,380,060
	GAIA Aviation, Ltd.
437,477	Series 2019-1(c)(j)	7.00%	12/15/2026	214,477
	Ginnie Mae Strip
7,323,266	Series 2020-3	1.40%	09/16/2045	579,278
	Great Wolf Trust
2,500,000	Series 2019-WOLF(c)(e)	1M US L + 3.13%	12/15/2036	2,349,709
	GS Mortgage Securities Corp. II
1,111,000	Series 2021-ARDN(c)(e)	1M US L + 5.00%	11/15/2023	996,264
1,111,000	Series 2021-ARDN(c)(e)	1M US L + 5.9332%	11/15/2023	981,409
	GS Mortgage Securities Corp. Trust
1,000,000	Series 2018-RIVR(c)(e)	1M US L + 1.55%	07/15/2035	770,287
	GS Mortgage Securities Corportation Trust
691,000	Series 2021-IP(c)(e)	1M US L + 2.10%	10/15/2023	633,245
691,000	Series 2021-IP(c)(e)	1M US L + 3.55%	10/15/2023	653,170
	GS Mortgage Securities Trust
9,836	Series 2011-GC3(c)(e)(n)	0.29%	03/10/2044	0
325,750	Series 2011-GC5(c)(e)(n)	1.95%	08/10/2044	1
2,417,000	Series 2014-GC26(c)(e)	4.51%	11/10/2047	1,634,699
1,110,000	Series 2015-GC28(c)(e)	4.31%	02/10/2048	972,403
6,944,592	Series 2015-GS1(e)(n)	0.77%	11/10/2025	126,589
1,954,000	Series 2018-TWR(c)(e)	1M US L + 3.92%	07/15/2031	1,567,733
636,000	Series 2020-GC45(e)	3.41%	12/13/2029	507,158
	GSAA Home Equity Trust
1,906,220	Series 2006-13(e)	6.04%	07/25/2036	620,465
453,565	Series 2006-18(j)	6.18%	11/25/2036	116,293
142,090	Series 2006-6(e)	5.69%	03/25/2036	42,920
821,277	Series 2007-2(j)	6.60%	03/25/2037	205,606

Principal Amount/Description		Rate	Maturity	Value
	GSCG Trust
$675,000	Series 2019-600C(c)(e)	3.99%	09/06/2024	$536,051
	Hardee's Funding LLC
957,500	Series 2018-1A(c)	5.71%	06/20/2028	884,007
	Hawaii Hotel Trust
1,391,000	Series 2019-MAUI(c)(e)	1M US L + 2.75%	05/15/2038	1,325,436
	Hayfin Kingsland X, Ltd.
500,000	Series 2021-1A(c)(e)	3M US L + 1.85%	04/28/2031	485,554
	Highbridge Loan Management 3-2014
500,000	Series 2017-2014(c)(e)	3M US L + 3.60%	07/18/2029	448,671
	Highbridge Loan Management 4-2014, Ltd.
500,000	Series 2018-2014(c)(e)	3M US L + 5.55%	01/28/2030	413,606
	Highbridge Loan Management, Ltd.
500,000	Series 2017-2A(c)(e)	3M US L + 6.60%	10/20/2029	421,459
2,000,000	Series 2018-2015(c)(e)	3M US L + 5.10%	02/05/2031	1,647,441
500,000	Series 2018-2016(c)(e)	3M US L + 2.90%	07/20/2030	446,388
	Horizon Aircraft Finance III, Ltd.
889,797	Series 2019-2(c)	3.43%	11/15/2026	686,542
	HPLY Trust
1,065,065	Series 2019-HIT(c)(e)	1M US L + 3.90%	11/17/2036	997,715
	HSI Asset Securitization Corp. Trust
5,608,727	Series 2006-HE1(e)	1M US L + 0.28%	10/25/2036	1,858,789
1,289,371	Series 2007-NC1(e)	1M US L + 0.18%	04/25/2037	896,970
	ITE Rail Fund Levered LP
912,975	Series 2021-1A(c)	2.25%	02/28/2051	767,650
699,172	Series 2021-3A(c)	2.21%	06/28/2027	592,875
	J.P. Morgan Chase Commercial Mortgage Securities Trust
2,092,000	Series 2018-AON(e)	4.61%	07/05/2023	1,732,436
	JP Morgan BB Commercial Mortgage Securities Trust
2,086,000	Series 2014-C23(c)(e)	3.36%	11/18/2048	1,726,045
4,087,559	Series 2015-C28(e)(n)	0.95%	03/15/2025	61,515
7,475,345	Series 2015-C30(e)(n)	0.43%	07/15/2025	68,968
2,891,346	Series 2015-C31(e)(n)	0.82%	08/15/2025	51,231
	JP Morgan Chase Commercial Mortgage Securities Trust
1,157,000	Series 2011-C3(c)(e)	5.53%	02/15/2046	518,628
1,010,000	Series 2018-WPT(c)(e)	5.36%	07/05/2023	863,060
704,000	Series 2019-MFP(c)(e)	1M US L + 3.00%	07/15/2036	643,738
235,000	Series 2019-UES(c)	4.34%	05/05/2032	218,264
1,135,000	Series 2019-UES(e)	4.45%	05/05/2032	1,036,928
	JP Morgan Mortgage Acquisition Corp.
185,594	Series 2006-CH2(j)	5.46%	09/25/2029	118,043
	JP Morgan Mortgage Acquisition Trust
3,469,621	Series 2006-RM1(e)	1M US L + 0.48%	08/25/2036	1,593,580
	JPMBB Commercial Mortgage Securities Trust
17,473,689	Series 2014-C24(e)(n)	0.86%	09/17/2047	180,959
1,110,000	Series 2014-C26(c)(e)	3.87%	12/15/2024	896,685
519,000	Series 2015-C27(e)	4.31%	02/15/2025	471,494
	JPMCC Commercial Mortgage Securities Trust
486,000	Series 2017-JP7(e)	3.63%	07/15/2027	395,988

Principal Amount/Description		Rate	Maturity	Value
	Kestrel Aircraft Funding, Ltd.
$473,439	Series 2018-1A(c)	4.25%	10/15/2025	$378,066
	Laurel Road Prime Student Loan Trust
18,433,349	Series 2020-A(c)	0.00%	11/25/2050	1,730,025
	LCM 28, Ltd.
1,000,000	Series 2018-28A(c)(e)	3M US L + 5.75%	10/20/2030	771,765
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(c)(e)	3M US L + 5.60%	07/16/2031	375,741
	LCM XIV LP
1,000,000	Series 2018-14A(c)(e)	3M US L + 2.75%	07/20/2031	846,928
750,000	Series 2018-14A(c)(e)	3M US L + 5.50%	07/20/2031	539,103
	LCM XVII LP
1,000,000	Series 2018-17A(c)(e)	3M US L + 6.00%	10/15/2031	754,685
	LCM XX LP
1,000,000	Series 2018-20A(c)(e)	3M US L + 5.45%	10/20/2027	917,143
	LLPL Capital Pte, Ltd.
1,194,480	Series REGS(d)	6.88%	02/04/2039	1,054,917
	LSTAR Commercial Mortgage Trust
1,150,000	Series 2017-5(c)(e)	4.67%	03/10/2027	893,396
	MACH 1 Cayman, Ltd.
1,018,771	Series 2019-1(c)	3.47%	08/15/2026	826,225
	Madison Park Funding LII, Ltd.
500,000	Series 2021-52A(c)(e)	3M US L + 3.15%	01/22/2035	451,729
	Madison Park Funding XIV, Ltd.
1,000,000	Series 2018-14A(c)(e)	3M US L + 5.80%	10/22/2030	867,653
	Madison Park Funding XLV, Ltd.
600,000	Series 2021-45A(c)(e)	3M US L + 6.35%	07/15/2034	536,527
	Madison Park Funding XXVI, Ltd.
500,000	Series 2017-26A(c)(e)	3M US L + 6.50%	07/29/2030	460,683
	Madison Park Funding XXXVIII, Ltd.
1,000,000	Series 2021-38A(c)(e)	3M US L + 6.00%	07/17/2034	873,299
	Master Asset Backed Securities Trust
4,098,587	Series 2006-NC3(e)	1M US L + 0.21%	10/25/2036	2,162,076
	MBRT
1,406,000	Series 2019-MBR(c)(e)	1M US L + 3.25%	11/25/2021	1,337,002
	Med Trust
1,100,000	Series 2021-MDLN(c)(e)	1M US L + 5.25%	11/15/2023	999,192
	Merrill Lynch Mortgage Investors Trust
10,095,333	Series 2006-RM3(e)	1M US L + 0.48%	06/25/2037	2,227,029
	MFT Trust
2,010,000	Series 2020-ABC(c)(e)	3.48%	02/10/2030	1,244,384
	MKT Mortgage Trust
250,000	Series 2020-525M(c)(e)	2.94%	02/12/2030	136,134
	Morgan Stanley Bank of America Merrill Lynch Trust
822,000	Series 2015-C21(e)	4.13%	02/15/2025	688,050
1,292,000	Series 2016-C31(c)(e)	3.00%	10/15/2026	851,444
1,100,000	Series 2017-C34(c)	2.70%	10/15/2027	732,827
	Morgan Stanley Capital I
858,000	Series 2017-HR2(e)	4.34%	12/15/2027	728,454
	Morgan Stanley Capital I Trust
1,104,090	Series 2016-UB11 XA(e)(n)	1.44%	08/15/2026	44,927
765,000	Series 2018-H4(c)	3.00%	12/15/2028	488,047
750,000	Series 2019-H7	4.13%	07/15/2029	584,062
826,000	Series 2021-L6(e)	3.46%	07/15/2031	593,559

Principal Amount/Description		Rate	Maturity	Value
$10,249,000	Series 2021-L7(c)(e)(n)	0.92%	10/15/2031	$684,162
	Morgan Stanley Mortgage Loan Trust
340,714	Series 2007-3XS(j)	6.20%	01/25/2047	131,359
	Mosaic Solar Loan Trust
63,517	Series 2017-1A(c)	4.45%	06/20/2042	60,851
268,600	Series 2018-1A(c)	4.01%	08/20/2030	248,239
1,666,197	Series 2020-1A(c)	0.00%	04/20/2046	1,251,507
479,945	Series 2020-2A(c)	3.00%	06/20/2025	435,523
	MSCG Trust
1,490,525	Series 2018-SELF(c)(e)	1M US L + 3.05%	10/15/2037	1,393,088
	MVW 2021-1W LLC
709,952	Series 2021-1WA(c)	1.94%	01/22/2041	637,942
823,545	Series 2021-1WA(c)	3.17%	01/22/2041	726,526
	Navient Private Education Refi Loan Trust
500,000	Series 2018-A(c)	3.68%	11/17/2025	472,808
	Octagon Investment Partners 20-R, Ltd.
1,500,000	Series 2019-4A(c)(e)	3M US L + 6.80%	05/12/2031	1,287,206
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(c)(e)	3M US L + 8.09%	07/15/2030	781,409
	Octagon Investment Partners 29, Ltd.
500,000	Series 2020-1A(c)(e)	3M US L + 3.10%	01/24/2033	454,293
2,000,000	Series 2020-1A(c)(e)	3M US L + 7.25%	01/24/2033	1,772,014
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(c)(e)	3M US L + 2.85%	07/25/2030	445,065
	Octagon Investment Partners 40, Ltd.
500,000	Series 2021-1A(c)(e)	3M US L + 7.00%	01/20/2035	437,869
	Octagon Investment Partners 42, Ltd.
1,000,000	Series 2021-3A(c)(e)	3M US L + 6.75%	07/15/2034	875,854
	Octagon Investment Partners 46, Ltd.
1,000,000	Series 2021-2A(c)(e)	3M US L + 6.60%	07/15/2036	830,494
	Octagon Investment Partners 49, Ltd.
625,000	Series 2021-5A(c)(e)	3M US L + 6.75%	01/15/2033	574,484
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(c)(e)	3M US L + 3.00%	07/17/2030	434,219
1,000,000	Series 2018-1A(c)(e)	3M US L + 5.75%	07/17/2030	800,998
	Octagon Investment Partners XXI, Ltd.
1,000,000	Series 2019-1A(c)(e)	3M US L + 7.00%	02/14/2031	888,909
	Octagon Investment Partners XXII, Ltd.
970,000	Series 2018-1A(c)(e)	3M US L + 1.90%	01/22/2030	914,818
500,000	Series 2018-1A(c)(e)	3M US L + 5.45%	01/22/2030	411,752
	OHA Credit Funding 3, Ltd.
1,000,000	Series 2021-3A(c)(e)	3M US L + 2.90%	07/02/2035	929,782
2,000,000	Series 2021-3A(c)(e)	3M US L + 6.25%	07/02/2035	1,774,331
	OHA Credit Funding 5, Ltd.
2,000,000	Series 2020-5A(c)(e)	3M US L + 6.25%	04/18/2033	1,796,902
	Pagaya AI Debt Selection Trust
2,500,000	Series 2020-3(c)	6.43%	05/17/2027	2,454,078
635,239	Series 2021-2(c)	3.00%	01/25/2029	591,955

Principal Amount/Description		Rate	Maturity	Value
$2,000,000	Series 2021-5(c)	0.00%	08/15/2029	$1,691,040
	People's Choice Home Loan Securities Trust
5,000,000	Series 2005-4(e)	1M US L + 0.65%	12/25/2035	3,030,031
	Progress Residential
2,500,000	Series 2021-SFR3(c)	4.75%	05/17/2026	2,130,101
	Progress Residential
6,900,000	Series 2021-SFR8(c)	4.01%	10/17/2026	5,746,488
	RR 2, Ltd.
1,000,000	Series 2021-2A(c)(e)	3M US L + 5.80%	04/15/2036	874,435
	RR 6, Ltd.
1,000,000	Series 2021-6A(c)(e)	3M US L + 5.85%	04/15/2036	845,194
	Sapphire Aviation Finance I, Ltd.
2,144,720	Series 2018-1A(c)	5.93%	03/15/2025	1,388,854
	Sapphire Aviation Finance II, Ltd.
373,315	Series 2020-1A(c)	3.23%	03/15/2027	283,238
	SG Commercial Mortgage Securities Trust
654,000	Series 2016-C5	3.93%	06/10/2026	562,444
	Signal Rail I LLC
475,423	Series 2021-1(c)	2.23%	08/17/2028	392,544
	S-Jets, Ltd.
851,635	Series 2017-1(c)	3.97%	08/15/2025	657,668
	SLG Office Trust
1,100,000	Series 2021-OVA	2.85%	07/15/2031	745,734
	SMB Private Education Loan Trust
234,310	Series 2018-B(c)(e)	1M US L + 0.72%	08/15/2027	229,198
968	Series 2021-A(c)	0.00%	01/15/2053	2,364,490
	SMR Mortgage Trust
964,590	Series 2022-IND(c)(e)	1M US SOFR + 7.50%	02/15/2024	877,128
	Sofi Alternative Consumer Loan Program
50,000	Series 2021-2(c)	0.00%	08/15/2030	1,214,026
	Sofi Professional Loan Program Trust
80,000	Series 2018-C(c)	0.00%	01/25/2048	1,124,418
	SoFi Professional Loan Program Trust
50,000	Series 2020-A(c)	0.00%	05/15/2046	1,547,914
	Sofi Professional Loan Program, LLC
32,412	Series 2018-A	0.00%	02/25/2042	581,608
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(c)	3.61%	09/25/2040	260,966
	Sprite, Ltd.
450,760	Series 2021-1(c)	3.75%	10/15/2028	391,704
	SREIT Trust
1,150,000	Series 2021-MFP2(c)(e)	1M US L + 3.9155%	11/15/2023	1,064,344
	Start, Ltd.
493,572	Series 2018-1(c)	4.09%	05/15/2025	422,284
	Sunnova Helios VII Issuer LLC
1,146,619	Series 2021-C(c)	2.63%	10/20/2028	913,953
	Sunnova Sol III Issuer LLC
1,374,973	Series 2021-1(c)	2.58%	04/30/2031	1,050,502
	Sunnova Sol Issuer LLC
918,078	Series 2020-1A(c)	3.35%	01/30/2030	765,050
	Thunderbolt Aircraft Lease, Ltd.
1,505,316	Series 2017-A(c)(j)	4.21%	04/15/2024	1,294,899

Principal Amount/Description		Rate	Maturity	Value
	Thunderbolt II Aircraft Lease, Ltd.
$4,464,286	Series 2018-A(c)(j)	5.07%	09/15/2038	$2,617,987
	TIF Funding II LLC
340,583	Series 2021-1A(c)	1.65%	02/20/2046	283,127
	Tricon Residential
3,700,000	Series 2021-SFR1(c)	4.13%	07/17/2026	3,082,796
	Trimaran Cavu 2019-1, Ltd.
1,700,000	Series 2019-1A(c)(e)	3M US L + 4.15%	07/20/2032	1,538,306
	UBS Commercial Mortgage Trust
31,908,500	Series 2017-C3(e)(n)	0.43%	08/15/2050	594,851
650,000	Series 2017-C4(e)	4.24%	09/15/2027	567,780
520,000	Series 2018-C10(e)	5.06%	05/15/2028	441,561
928,000	Series 2018-C9(e)	4.95%	03/15/2028	786,208
	UBS-Barclays Commercial Mortgage Trust
1,993,000	Series 2013-C5(e)	4.08%	03/12/2046	1,519,966
	Upstart Pass-Through Trust
178,946	Series 2021-ST1(c)	2.75%	02/20/2027	170,384
393,852	Series 2021-ST2(c)	2.50%	04/20/2027	368,417
	Upstart Securitization Trust
173,649	Series 2020-3(c)	3.01%	11/20/2030	172,380
2,000	Series 2021-2	0.00%	06/20/2031	446,619
	US Auto Funding 2021-1
1,125,000	Series 2021-1A(c)	2.20%	05/15/2026	1,068,617
	Vault DI Issuer LLC
750,000	Series 2021-1A(c)	2.80%	07/15/2026	637,316
	Velocity Commercial Capital Loan Trust
268,457	Series 2018-2(c)(e)	4.05%	09/25/2024	257,504
570,899	Series 2019-1(c)(e)	3.94%	01/25/2027	491,357
259,948	Series 2019-1(c)(e)	4.01%	07/25/2027	219,408
211,989	Series 2019-1(c)(e)	4.12%	11/25/2027	173,520
1,406,099	Series 2021-2(c)(e)	4.92%	12/25/2030	1,013,882
	VOLT XCVI LLC
4,000,000	Series 2021-NPL5(c)(j)	4.83%	03/27/2051	3,316,120
	Wachovia Bank Commercial Mortgage Trust
19,192	Series 2006-C29(e)(n)	0.17%	11/15/2048	8
	WAVE LLC
1,117,711	Series 2019-1(c)	7.00%	09/15/2044	593,600
	Wells Fargo Commercial Mortgage Trust
1,539,000	Series 2015-C28(e)	4.08%	05/15/2025	1,307,327
1,245,000	Series 2015-NXS4(e)	3.69%	11/15/2025	1,059,189
1,000,000	Series 2016-C33(c)	3.12%	03/15/2059	785,875
5,628,945	Series 2016-C37(c)(e)(n)	1.60%	12/15/2049	258,955
356,000	Series 2016-NXS6	3.81%	11/15/2049	313,711
523,000	Series 2018-C47(e)	4.93%	10/15/2028	437,648
134,000	Series 2020-C55	3.14%	02/15/2030	104,598
830,000	Series 2021-C61	3.31%	07/15/2031	599,769
	WF-RBS Commercial Mortgage Trust
2,883,940	Series 2014-C21(e)(n)	1.00%	08/15/2047	37,354
3,623,148	Series 2014-C22(e)(n)	0.78%	09/15/2057	34,256
	Willis Engine Structured Trust V
844,262	Series 2020-A(c)	3.23%	03/15/2028	645,549
	Willis Engine Structured Trust VI
2,362,872	Series 2021-A(c)	7.39%	05/15/2046	1,946,895

Principal Amount/Description		Rate	Maturity	Value
$1,534,056	Zephyrus Capital Aviation Tl(e)	1M US L + 4.61%	10/15/2038	$1,258,489

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $310,137,587)				244,847,624

U.S. GOVERNMENT BONDS AND NOTES - 9.88%
19,940,000	U.S. Treasury Bonds	2.88%	05/15/2032	18,382,187
11,910,000	U.S. Treasury Bonds	4.13%	11/15/2032	12,156,574
1,130,000	U.S. Treasury Bonds	2.25%	05/15/2041	850,104
1,620,000	U.S. Treasury Bonds	3.25%	05/15/2042	1,421,044
325,000	U.S. Treasury Bonds	4.00%	11/15/2042	318,297
62,200,000	U.S. Treasury Bonds	1.25%	05/15/2050	33,496,887
32,000,000	U.S. Treasury Bonds	1.63%	11/15/2050	19,051,875
940,000	U.S. Treasury Bonds	2.88%	05/15/2052	753,469
1,660,000	U.S. Treasury Bonds	3.00%	08/15/2052	1,368,203
10,315,000	U.S. Treasury Bonds	4.00%	11/15/2052	10,332,729
790,000	U.S. Treasury Notes	0.25%	09/30/2023	763,766
320,000	U.S. Treasury Notes	3.00%	06/30/2024	312,375
3,170,000	U.S. Treasury Notes	3.25%	08/31/2024	3,104,247
360,000	U.S. Treasury Notes	3.00%	07/15/2025	348,750
350,000	U.S. Treasury Notes	3.13%	08/15/2025	339,855
4,120,000	U.S. Treasury Notes	4.50%	11/15/2025	4,145,428
320,000	U.S. Treasury Notes	3.25%	06/30/2027	309,525
200,000	U.S. Treasury Notes	2.75%	07/31/2027	189,250
170,000	U.S. Treasury Notes	4.13%	09/30/2027	170,651
2,620,000	U.S. Treasury Notes	4.13%	10/31/2027	2,629,825
1,120,000	U.S. Treasury Notes	1.25%	03/31/2028	973,700
250,000	U.S. Treasury Notes	3.25%	06/30/2029	239,297
3,290,000	U.S. Treasury Notes	2.63%	07/31/2029	3,030,206
1,740,000	U.S. Treasury Notes	3.88%	12/31/2029	1,731,708

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $128,589,317)				116,419,952

MUNICIPAL BONDS - 0.02%
165,000	State of California, General Obligation Bonds	7.55%	04/01/2039	206,937

TOTAL MUNICIPAL BONDS
(Cost $233,148)				206,937

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 21.40%
	Adjustable Rate Mortgage Trust
2,096,871	Series 2005-10(e)	3.85%	01/25/2036	1,645,585
	Alternative Loan Trust
141,133	Series 2005-20CB	5.50%	07/25/2035	109,339
62,405	Series 2005-54CB	5.50%	11/25/2035	36,361
668,828	Series 2005-85CB(e)	1M US L + 1.10%	02/25/2036	548,621
141,246	Series 2005-85CB(e)	21.63% - 3.67 x 1M US L	02/25/2036	114,256
190,637	Series 2005-86CB	5.50%	02/25/2036	122,029
155,334	Series 2005-9CB(e)	1M US L + 0.50%	05/25/2035	136,542
275,873	Series 2005-9CB(e)(n)	5.05% - 1M US L	05/25/2035	6,795
1,036,144	Series 2006-15CB	6.50%	06/25/2036	519,718
108,471	Series 2006-30T1	6.25%	11/25/2036	80,801
98,812	Series 2006-32CB	5.50%	11/25/2036	56,171
222,535	Series 2006-36T2(e)	28.06% - 4.6 x 1M US L	12/25/2036	168,566
808,924	Series 2007-19	6.00%	08/25/2037	421,763
2,728,927	Series 2007-20	6.25%	08/25/2047	1,551,516

Principal Amount/Description		Rate	Maturity	Value
$776,885	Series 2007-23CB(e)	1M US L + 0.50%	09/25/2037	$352,274
741,795	Series 2007-23CB(e)(n)	6.50% - 1M US L	09/25/2037	130,076
	American Home Mortgage Investment Trust
157,985	Series 2007-A(c)(j)	6.60%	01/25/2037	30,757
	Banc of America Funding
1,701,656	Series 2014-R8(c)(e)	1M US L + 0.24%	12/26/2024	1,420,213
	Banc of America Funding Trust
59,378	Series 2006-2	5.50%	03/25/2036	56,029
	BCAP, LLC Trust
100,453	Series 2007-AA2(e)	7.50%	04/25/2037	59,497
65,176	Series 2007-AA2	6.00%	04/25/2037	33,944
4,862,118	Series 2010-RR6(c)(e)	3.62%	07/26/2036	2,646,894
	Bear Stearns ALT-A Trust
6,298,924	Series 2006-3(e)	3.17%	05/25/2036	4,852,956
789,446	Series 2006-6(e)	3.67%	11/25/2036	366,534
	Bear Stearns Asset-Backed Securities Trust
1,475,954	Series 2006-AC1(j)	6.25%	02/25/2036	777,970
	Bear Stearns Structured Products, Inc.
7,152,604	Series 2008-R2(c)(e)	3.25%	06/25/2047	5,144,890
	Chase Mortgage Finance Trust
3,219,320	Series 2007-S2	6.00%	03/25/2037	1,748,597
340,649	Series 2007-S3	5.50%	05/25/2037	80,576
4,305,504	Series 2007-S4	6.00%	06/25/2037	2,199,772
	ChaseFlex Trust Series
3,500,130	Series 2007-M1(e)	1M US L + 0.23%	08/25/2037	2,966,979
	Citicorp Mortgage Securities Trust
341,686	Series 2007-1	6.00%	01/25/2037	285,625
	Citigroup Mortgage Loan Trust
80,705	Series 2009-12(c)	5.50%	11/25/2035	64,268
221,672	Series 2009-4(c)(e)	5.48%	05/25/2035	194,195
	CitiMortgage Alternative Loan Trust
335,168	Series 2007-A1	6.00%	01/25/2037	295,932
66,019	Series 2007-A1(e)(n)	5.40% - 1M US L	01/25/2037	2,532
46,933	Series 2007-A3(e)	6.00%	03/25/2037	41,288
108,007	Series 2007-A3(e)(n)	5.40% - 1M US L	03/25/2037	5,788
340,752	Series 2007-A6	5.50%	06/25/2037	275,886
	Connecticut Avenue Securities Trust
4,231,450	Series 2019-R05(c)(e)	1M US L + 4.10%	07/25/2039	4,291,050
4,250,000	Series 2022-R02(c)(e)	30D US SOFR + 7.65%	01/25/2027	3,852,489
3,685,000	Series 2022-R03(c)(e)	30D US SOFR + 9.85%	03/25/2042	3,656,401
	Countrywide Home Loan Mortgage Pass-Through Trust
1,235,108	Series 2005-HYB7(e)	3.63%	11/20/2035	1,090,936
24,659	Series 2005-J4	5.50%	11/25/2035	19,601
1,205,868	Series 2006-18	6.00%	12/25/2036	687,660
143,871	Series 2007-17	6.00%	10/25/2037	109,109
204,572	Series 2007-3	6.00%	04/25/2037	110,299
232,600	Series 2007-7	5.75%	06/25/2037	125,766
	Credit Suisse First Boston Mortgage Securities Corp.
47,107	Series 2005-10	5.50%	11/25/2035	35,797
28,922	Series 2005-8	5.50%	08/25/2025	23,633
4,001,489	Series 2005-9	6.00%	10/25/2035	1,297,521

Principal Amount/Description		Rate	Maturity	Value
	Credit Suisse Mortgage Capital Certificates
$1,727,905	Series 2006-2	5.75%	03/25/2036	$929,813
	CSMC
900,000	Series 2021-NQM6(c)(e)	2.58%	07/25/2066	478,357
	CSMC Mortgage-Backed Trust
143,580	Series 2006-1	6.00%	02/25/2036	48,339
13,043	Series 2006-4	5.50%	05/25/2021	6,959
786,695	Series 2006-5	6.25%	06/25/2036	181,326
64,183	Series 2006-9	6.00%	11/25/2036	41,824
4,533	Series 2007-2	5.00%	03/25/2037	3,514
459,243	Series 2007-3(e)	5.84%	04/25/2037	116,792
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
185,949	Series 2005-6(e)(n)	5.08% - 1M US L	12/25/2035	9,598
81,557	Series 2005-6(e)	1M US L + 1.40%	12/25/2035	64,180
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
112,229	Series 2006-PR1(c)(e)	12.12% - 1M US L	04/15/2036	98,160
	Fannie Mae Interest Strip
6,537,132	Series 2014-419(n)	3.50%	04/25/2044	1,013,128
	Fannie Mae Pool
4,257,265	Series 2021-	3.00%	10/01/2046	3,811,685
2,114,614	Series 2021-	3.00%	12/01/2048	1,885,362
1,742,723	Series 2021-	4.00%	05/01/2049	1,661,651
2,242,671	Series 2021-	4.00%	06/01/2049	2,144,039
1,442,026	Series 2021-	2.50%	05/01/2051	1,226,400
3,313,477	Series 2021-	3.50%	07/01/2051	3,045,420
2,502,094	Series 2021-	2.50%	12/01/2051	2,125,978
3,657,075	Series 2022-	3.50%	11/01/2050	3,357,792
1,666,874	Series 2022-	5.00%	07/01/2052	1,645,385
3,000,000	Series Pool #BL4424	2.14%	10/01/2029	2,607,987
3,000,000	Series Pool #BL5156	2.37%	12/01/2029	2,628,855
	Fannie Mae REMICS
5,822,745	Series 2014-1(e)(n)	5.90% - 1M US L	02/25/2044	600,183
6,235,049	Series 2015-54(e)(n)	6.15% - 1M US L	07/25/2045	661,548
9,305,076	Series 2020-74(e)(n)	4.10% - 30D US SOFR	10/25/2050	396,911
19,373,164	Series 2020-77(e)(n)	4.10% - 30D SOFR	11/25/2050	704,547
2,245,742	Series 2021-48(e)	3.65% - 30D US SOFR	08/25/2051	59,159
15,676,910	Series 2021-56(n)	2.50%	09/25/2051	2,013,411
	Federal Home Loan Mortgage Corp. Pool
123,783	Series Pool #G01840	5.00%	07/01/2035	126,666
45,189	Series Pool #G04817	5.00%	09/01/2038	46,160
	Federal Home Loan Mortgage Corp. REMICS
641,040	Series 2003-2722(e)	9.89% - 1M US L	12/15/2033	635,707
115,879	Series 2005-R003	5.50%	10/15/2035	117,958
934,586	Series 2006-3244(e)(n)	6.66% - 1M US L	11/15/2036	83,772
45,742	Series 2007-3261(e)(n)	6.43% - 1M US L	01/15/2037	3,467
95,121	Series 2007-3262(e)(n)	6.40% - 1M US L	01/15/2037	4,779
360,018	Series 2007-3301(e)(n)	6.10% - 1M US L	04/15/2037	26,430
257,669	Series 2007-3303(e)(n)	6.10% - 1M US L	04/15/2037	20,718
62,994	Series 2007-3382(e)(n)	6.00% - 1M US L	11/15/2037	3,796
231,517	Series 2007-3384(e)(n)	6.31% - 1M US L	08/15/2036	19,190
73,821	Series 2007-3384(e)(n)	6.39% - 1M US L	11/15/2037	4,139
39,740	Series 2008-3417(e)(n)	6.18% - 1M US L	02/15/2038	2,637
1,730,802	Series 2008-3423(e)(n)	6.00% - 1M US L	03/15/2038	7,985
105,518	Series 2008-3423(e)(n)	5.65% - 1M US L	03/15/2038	5,501

Principal Amount/Description		Rate	Maturity	Value
$875,795	Series 2009-3510(e)	6.75% - 1M US L	02/15/2037	$64,418
236,550	Series 2009-3523(e)(n)	6.00% - 1M US L	04/15/2039	14,873
43,087	Series 2009-3524(e)	3.41%	06/15/2038	40,532
3,651	Series 2009-3549(e)(n)	5.80% - 1M US L	07/15/2039	247
480,832	Series 2009-3560(e)	6.40% - 1M US L	11/15/2036	19,729
150,141	Series 2010-3641	4.50%	03/15/2040	146,936
232,226	Series 2010-3726(e)(n)	6.05% - 1M US L	09/15/2040	19,653
727,047	Series 2010-3728(e)(n)	4.45% - 1M US L	09/15/2040	20,412
324,586	Series 2010-3779	3.50%	12/15/2030	313,158
64,362	Series 2010-3779	4.00%	12/15/2030	62,977
249,261	Series 2010-3779	4.50%	12/15/2040	239,655
27,133	Series 2011-3786(e)	9.50% - 1M US L	01/15/2041	19,720
203,031	Series 2011-3808	3.50%	02/15/2031	195,775
498,993	Series 2011-3815(e)(n)	5.85% - 1M US L	02/15/2041	39,160
175,768	Series 2011-3824	3.50%	03/15/2031	169,470
251,290	Series 2011-3824(e)	7.10% - 1M US L	08/15/2036	29,907
286,353	Series 2011-3863	5.50%	08/15/2034	290,328
302,749	Series 2011-3864(e)	9.20% - 1M US L	05/15/2041	220,650
304,861	Series 2011-3871	5.50%	06/15/2041	310,341
277,301	Series 2011-3872(e)(n)	5.95% - 1M US L	06/15/2041	19,289
1,925,563	Series 2011-3910	5.00%	08/15/2041	1,943,840
1,266,092	Series 2011-3924(e)(n)	6.00% - 1M US L	09/15/2041	67,492
1,594,805	Series 2012-3(e)(n)	5.95% - 1M US L	02/25/2042	139,208
953,506	Series 2013-4170(e)	4.05% - 1M US L	01/15/2033	814,742
2,097,207	Series 2013-4239	0.00%	07/15/2043	1,239,604
2,813,923	Series 2014-4413	3.50%	11/15/2044	2,611,342
3,793,614	Series 2015-4434	3.00%	02/15/2045	3,191,143
3,648,229	Series 2015-4440	2.50%	02/15/2045	3,100,687
	Federal National Mortgage Association Pool
34,140	Series Pool #555743	5.00%	09/01/2033	34,896
39,817	Series Pool #735382	5.00%	04/01/2035	40,699
111,870	Series Pool #735383	5.00%	04/01/2035	114,348
71,020	Series Pool #735484	5.00%	05/01/2035	72,593
19,304	Series Pool #AH4437	4.00%	01/01/2041	17,847
	Federal National Mortgage Association REMICS
27,529	Series 2004-46(e)	6.00% - 1M US L	03/25/2034	488
144,823	Series 2006-101(e)(n)	6.58% - 1M US L	10/25/2036	13,069
406,457	Series 2006-123(e)(n)	6.32% - 1M US L	01/25/2037	36,657
1,942,380	Series 2006-92(e)(n)	6.58% - 1M US L	10/25/2036	149,159
54,572	Series 2007-102(e)(n)	6.40% - 1M US L	11/25/2037	3,361
39,032	Series 2007-108(e)(n)	6.36% - 1M US L	12/25/2037	2,470
8,257	Series 2007-30(e)(n)	6.11% - 1M US L	04/25/2037	444
232,236	Series 2007-38(e)(n)	6.08% - 1M US L	05/25/2037	11,490
9,691	Series 2007-51(e)(n)	6.10% - 1M US L	06/25/2037	493
28,247	Series 2007-53(e)(n)	6.10% - 1M US L	06/25/2037	1,536
286,773	Series 2007-57(e)(n)	6.62% - 1M US L	10/25/2036	24,074
59,885	Series 2007-68(e)(n)	6.65% - 1M US L	07/25/2037	4,348
384,482	Series 2008-3(e)(n)	6.46% - 1M US L	02/25/2038	28,304
36,753	Series 2008-56(e)(n)	6.06% - 1M US L	07/25/2038	1,448
10,481	Series 2008-81	5.50%	09/25/2038	10,388
124,673	Series 2009-111	5.00%	01/25/2040	122,973
63,029	Series 2009-111(e)(n)	6.25% - 1M US L	01/25/2040	5,727
568,361	Series 2009-12(e)(n)	6.60% - 1M US L	03/25/2036	37,388
15,538	Series 2009-28(e)	6.00% - 1M US L	04/25/2037	748
137,236	Series 2009-41	4.50%	06/25/2039	130,064
42,412	Series 2009-42(e)(n)	6.00% - 1M US L	06/25/2039	3,020
86,365	Series 2009-47(e)(n)	6.10% - 1M US L	07/25/2039	4,267
38,253	Series 2009-62(e)(n)	6.10% - 1M US L	08/25/2039	1,387
38,983	Series 2009-66(e)	5.80% - 1M US L	02/25/2038	1,427

Principal Amount/Description		Rate	Maturity	Value
$28,279	Series 2009-68(e)(n)	5.25% - 1M US L	09/25/2039	$1,071
98,773	Series 2010-11(e)(n)	4.80% - 1M US L	02/25/2040	3,790
18,379	Series 2010-111(e)(n)	6.00% - 1M US L	10/25/2040	980
50,305	Series 2010-112	4.00%	10/25/2040	47,287
75,703	Series 2010-115(e)	6.60% - 1M US L	11/25/2039	6,548
995,320	Series 2010-115(e)(n)	6.00% - 1M US L	10/25/2040	92,773
2,319,455	Series 2010-123(e)(n)	6.05% - 1M US L	11/25/2040	207,690
401,625	Series 2010-15(e)(n)	4.95% - 1M US L	03/25/2040	18,744
22,860	Series 2010-34(e)(n)	4.93% - 1M US L	04/25/2040	1,125
33,434	Series 2010-4(e)(n)	6.23% - 1M US L	02/25/2040	2,008
35,973	Series 2010-58(e)	12.47% - 1M US L	06/25/2040	30,110
1,356,795	Series 2010-75	4.50%	07/25/2040	1,326,074
102,253	Series 2010-9(e)(n)	4.75% - 1M US L	02/25/2040	2,731
19,021	Series 2010-9(e)(n)	5.30% - 1M US L	02/25/2040	862
5,925	Series 2010-90(e)(n)	6.00% - 1M US L	08/25/2040	404
164,604	Series 2011-16	3.50%	03/25/2031	158,541
185,724	Series 2011-25	3.00%	04/25/2026	180,375
185,558	Series 2011-29	3.50%	04/25/2031	178,705
28,194	Series 2011-5(e)	6.40% - 1M US L	11/25/2040	123
1,922,382	Series 2012-106(e)(n)	6.16% - 1M US L	10/25/2042	156,819
262,964	Series 2012-124(e)	7.79% - 1M US L	11/25/2042	174,741
112,031	Series 2012-29(e)(n)	6.00% - 1M US L	04/25/2042	8,868
333,955	Series 2012-32(n)	5.00%	04/25/2042	53,487
1,722,063	Series 2012-65(e)(n)	5.98% - 1M US L	06/25/2042	157,215
681,649	Series 2018-21	0.00%	04/25/2048	517,539
	First Horizon Alternative Mortgage Securities Trust
485,769	Series 2005-FA6	5.50%	09/25/2035	275,368
	First Horizon Mortgage Pass-Through Trust
531,254	Series 2007-AR3(e)	3.87%	11/25/2037	286,424
	Freddie Mac Pool
4,095,232	Series 2021-	2.00%	11/01/2050	3,402,168
4,141,574	Series 2021-	3.00%	10/01/2051	3,642,606
1,639,774	Series 2022-	3.00%	03/01/2052	1,450,889
3,861,151	Series 2022-	3.50%	06/01/2052	3,512,589
2,605,343	Series 2022-	4.00%	06/01/2052	2,447,431
2,441,800	Series 2022-	4.50%	09/01/2052	2,352,720
1,374,009	Series 2022-	4.50%	10/01/2052	1,323,847
	Freddie Mac REMICS
2,338,648	Series 2011-3972(e)(n)	5.90% - 1M US L	12/15/2041	153,993
2,292,967	Series 2020-5007(e)(n)	6.10% - 1M US L	08/25/2050	282,316
4,167,190	Series 2020-5041	2.00%	11/25/2050	489,586
12,240,638	Series 2020-5057(n)	3.00%	11/25/2050	1,978,452
9,697,830	Series 2021-5070(n)	3.50%	02/25/2051	1,529,435
	Freddie Mac STACR REMIC Trust
4,300,000	Series 2020-DNA6(c)(e)	30D US SOFR + 5.65%	12/25/2050	3,674,106
2,500,000	Series 2021-DNA1(c)(e)	30D US SOFR + 4.75%	01/25/2051	1,943,641
2,750,000	Series 2021-HQA2(c)(e)	30D US SOFR + 3.15%	12/25/2033	2,367,188
	GCAT
1,500,000	Series 2021-NQM4(c)(e)	2.47%	08/25/2025	815,195
	Ginnie Mae II Pool
5,447,469	Series 2021-	2.50%	10/20/2051	4,632,015
1,600,176	Series 2021-	2.50%	11/20/2051	1,360,848
	Government National Mortgage Association
29,787	Series 2004-83(e)(n)	6.08% - 1M US L	10/20/2034	1,528
27,112	Series 2008-6(e)(n)	6.46% - 1M US L	02/20/2038	194

Principal Amount/Description		Rate	Maturity	Value
$25,202	Series 2008-67(e)(n)	6.00% - 1M US L	08/20/2038	$150
398,110	Series 2008-69(e)(n)	7.63% - 1M US L	08/20/2038	29,529
39,448	Series 2009-10(e)(n)	6.65% - 1M US L	02/16/2039	3,281
408,399	Series 2009-35	4.50%	05/20/2039	400,502
1,729,981	Series 2009-58(e)(n)	6.25% - 1M US L	06/20/2039	114,972
28,904	Series 2009-6(e)	5.95% - 1M US L	02/20/2038	140
793,586	Series 2009-75	5.00%	09/20/2039	793,405
1,886,925	Series 2010-121(e)(n)	6.00% - 1M US L	09/20/2040	181,083
31,407	Series 2010-61(e)(n)	6.55% - 1M US L	09/20/2039	1,632
50,591	Series 2010-98(e)	5.53%	03/20/2039	3,273
36,008,723	Series 2010-H20(e)(n)	1.36%	10/20/2060	970,309
243,786	Series 2011-69	0.00%	05/20/2041	201,399
801,448	Series 2011-71	4.50%	02/20/2041	784,942
565,492	Series 2011-71(e)(n)	5.40% - 1M US L	05/20/2041	38,682
174,272	Series 2011-72(e)(n)	6.15% - 1M US L	05/20/2041	11,637
859,334	Series 2011-89(e)(n)	5.45% - 1M US L	06/20/2041	58,778
1,740,714	Series 2013-113(e)(n)	6.25% - 1M US L	03/20/2043	55,458
3,057,452	Series 2013-122(e)(n)	6.10% - 1M US L	08/16/2043	277,884
2,408,209	Series 2013-148(e)(n)	5.68% - 1M US L	10/16/2043	170,162
2,560,169	Series 2013-186(e)(n)	6.25% - 1M US L	02/16/2043	129,431
1,891,982	Series 2014-156(e)(n)	6.25% - 1M US L	10/20/2044	173,376
3,766,639	Series 2014-4(e)(n)	6.10% - 1M US L	01/16/2044	357,766
4,726,859	Series 2014-41(e)(n)	6.10% - 1M US L	03/20/2044	430,611
1,973,683	Series 2014-5(e)(n)	6.15% - 1M US L	07/20/2043	87,486
3,194,361	Series 2014-95(e)(n)	6.25% - 1M US L	06/16/2044	231,199
14,866,988	Series 2016-162(e)(n)	0.68%	09/16/2058	475,437
15,120,875	Series 2016-H21(e)(n)	1.07%	09/20/2066	740,557
5,322,381	Series 2018-97(e)(n)	6.20% - 1M US L	07/20/2048	419,957
10,996,495	Series 2019-22(e)	5.60% - 1M US L	02/20/2045	1,112,983
4,944,430	Series 2019-92(e)(n)	6.10% - 1M US L	07/20/2049	482,378
18,795,025	Series 2019-H10(e)(n)	0.01%	06/20/2069	880,359
4,698,982	Series 2019-H18(e)(n)	0.16%	11/20/2069	200,660
9,928,498	Series 2020-112(e)(n)	6.25% - 1M US L	08/20/2050	975,867
17,953,373	Series 2020-146(e)(n)	3.75% - 1M US L	10/20/2050	614,032
13,529,489	Series 2020-146(e)(n)	6.30% - 1M US L	10/20/2050	1,434,782
12,991,255	Series 2020-167(e)(n)	3.75% - 1M US L	11/20/2050	320,894
17,767,012	Series 2020-168(e)(n)	0.97%	12/16/2062	1,219,220
4,949,471	Series 2020-188(e)	6.30% - 1M US L	11/20/2050	650,801
19,138,087	Series 2020-H18(e)(n)	0.39%	09/20/2070	924,119
11,180,924	Series 2021-1(e)(n)	6.30% - 1M US L	01/20/2051	1,197,268
15,779,660	Series 2021-1	2.50%	01/20/2051	1,988,567
10,631,027	Series 2021-107(e)(n)	3.75% - 1M US L	06/20/2051	407,022
1,691,940	Series 2021-117	3.50%	06/20/2051	188,475
14,556,102	Series 2021-160	2.50%	06/20/2051	1,606,742
17,485,472	Series 2021-52(e)	0.72%	04/16/2063	967,078
25,607,006	Series 2021-59(e)(n)	2.60% - 30D US SOFR	04/20/2051	379,593
12,935,227	Series 2021-77(e)	3.75% - 1M US L	05/20/2051	388,248
16,678,657	Series 2021-77	2.50%	05/20/2051	1,901,694
6,524,117	Series 2021-89(e)(n)	3.75% - 1M US L	05/20/2051	216,296
10,297,018	Series 2021-97(e)(n)	3.75% - 1M US L	06/20/2051	264,670
31,384,447	Series 2021-97(e)(n)	3M US L + 2.44%	06/20/2051	291,044
30,946,880	Series 2021-H06(e)	1.16%	04/20/2071	744,656
12,773,427	Series 2021-H08(e)	1.06%	05/20/2071	267,025
58,635,730	Series 2021-H12(e)	0.86%	08/20/2071	930,619
39,960,013	Series 2022-1(e)(n)	2.65% - 30D US SOFR	01/20/2052	334,537
27,541,993	Series 2022-48(e)(n)	0.71%	01/16/2064	1,690,282
	GSR Mortgage Loan Trust
919,098	Series 2006-2F	5.25%	02/25/2036	413,472
1,620,021	Series 2007-2F	6.00%	03/25/2037	923,891

Principal Amount/Description		Rate	Maturity	Value
$692,542	Series 2007-AR2(e)	2.99%	05/25/2037	$394,663
	Homeward Opportunities Fund Trust
473,789	Series 2020-BPL1(c)(j)	5.44%	08/25/2025	474,368
	Impac CMB Trust
88,300	Series 2004-10(e)	1M US L + 0.70%	03/25/2035	72,555
	Imperial Fund Mortgage Trust
1,000,000	Series 2021-NQM4(c)(e)	3.45%	01/25/2057	646,774
	IndyMac IMJA Mortgage Loan Trust
979,502	Series 2007-A1	6.00%	08/25/2037	422,367
	IndyMac IMSC Mortgage Loan Trust
4,649,188	Series 2007-F2	6.50%	07/25/2037	1,509,419
	JP Morgan Alternative Loan Trust
159,929	Series 2005-S1	6.00%	12/25/2035	116,249
29,682	Series 2006-S3(j)	6.62%	08/25/2036	28,070
	JP Morgan Mortgage Trust
793,288	Series 2007-S3	6.00%	07/25/2037	440,379
	JP Morgan Resecuritization Trust
550,443	Series 2011-1(c)(e)	6.00%	06/26/2037	443,424
2,115,373	Series 2014-6(c)(e)	1M US L + 0.21%	07/27/2046	1,966,142
	Legacy Mortgage Asset Trust
13,310,000	Series 2019-GS7(c)(j)	7.50%	11/25/2059	12,516,431
	Lehman Mortgage Trust
405,787	Series 2006-6	5.50%	10/25/2036	282,949
3,847,317	Series 2006-7(e)	1M US L + 0.25%	11/25/2036	250,904
3,846,333	Series 2006-7(e)(n)	7.75% - 1M US L	11/25/2036	408,884
1,163,979	Series 2006-8(e)	1M US L + 0.42%	12/25/2036	264,008
1,163,979	Series 2006-8(e)(n)	6.58% - 1M US L	12/25/2036	136,307
261,162	Series 2007-10	6.50%	01/25/2038	87,549
	LHOME Mortgage Trust
4,250,000	Series 2020-RTL1(c)(j)	3.72%	10/25/2022	4,122,837
3,750,000	Series 2020-RTL1(c)(j)	4.95%	10/25/2022	3,762,595
1,300,000	Series 2021-RTL1(c)(e)	2.09%	02/25/2026	1,236,213
4,400,000	Series 2021-RTL1(c)(e)	4.46%	02/25/2026	3,852,135
1,500,000	Series 2021-RTL2(c)(j)	4.61%	01/25/2024	1,247,137
	Merrill Lynch Alternative Note Asset Trust
687,842	Series 2007-F1	6.00%	03/25/2037	76,006
	Morgan Stanley Mortgage Loan Trust
1,178,508	Series 2005-3AR(e)	3.57%	07/25/2035	979,230
2,359,354	Series 2006-11	6.00%	08/25/2036	1,601,335
2,534,873	Series 2006-1AR(e)	1M US L + 0.28%	02/25/2036	1,568,465
645,834	Series 2006-7(e)	5.14%	06/25/2036	429,017
690,949	Series 2006-7	6.00%	06/25/2036	385,260
	Morgan Stanley Re-REMIC Trust
29,350	Series 2011-R1(c)(e)	5.94%	02/26/2037	29,251
	Morgan Stanley Residential Mortgage Loan Trust
321,364	Series 2020-RPL1(c)(e)	2.69%	10/25/2023	309,390
	NewRez Warehouse Securitization Trust
4,550,000	Series 2021-1(c)(e)	1M US L + 5.25%	05/25/2055	4,348,361
	Nomura Asset Acceptance Corp. Alternative Loan Trust
996,491	Series 2005-AP3(e)	5.32%	08/25/2035	510,181
	PR Mortgage Loan Trust
6,977,599	Series 2014-1(c)(e)	5.87%	10/25/2049	6,309,759

Principal Amount/Description		Rate	Maturity	Value
	Prime Mortgage Trust
$51,807	Series 2006-DR1(c)	5.50%	05/25/2035	$44,556
	PRPM LLC
9,886,677	Series 2022-5(c)(j)	6.90%	09/27/2027	9,821,708
	RBSGC Structured Trust
113,609	Series 2008-B(c)	6.00%	06/25/2037	97,228
	Residential Accredit Loans, Inc.
3,169,451	Series 2006-QA5(e)	1M US L + 0.22%	07/25/2036	1,368,130
1,294,624	Series 2006-QS10	6.50%	08/25/2036	1,099,729
323,326	Series 2006-QS6	6.00%	06/25/2036	261,484
805,458	Series 2006-QS7	6.00%	06/25/2036	639,171
42,344	Series 2006-QS7(e)	1M US L + 0.40%	06/25/2036	30,779
127,033	Series 2006-QS7(e)(n)	5.60% - 1M US L	06/25/2036	6,851
53,993	Series 2006-QS8(e)	1M US L + 0.45%	08/25/2036	39,170
161,978	Series 2006-QS8(e)(n)	5.55% - 1M US L	08/25/2036	11,823
5,049	Series 2007-QS6(e)	55.00% - 8.33 x 1M US L	04/25/2037	5,218
479,601	Series 2007-QS9	6.50%	07/25/2037	384,051
250,839	Series 2008-QR1	6.00%	08/25/2036	197,951
	Residential Asset Securitization Trust
384,696	Series 2006-A1	6.00%	04/25/2036	189,205
860,907	Series 2006-A2	6.00%	05/25/2036	371,962
897,960	Series 2006-A6	6.50%	07/25/2036	279,633
245,188	Series 2006-A8	6.00%	08/25/2036	161,332
149,757	Series 2006-A8	6.50%	08/25/2036	50,411
317,071	Series 2006-A8(e)(n)	5.90% - 1M US L	08/25/2036	35,396
1,329,161	Series 2007-A1	6.00%	03/25/2037	458,885
57,796	Series 2007-A6	6.00%	06/25/2037	34,633
2,529,578	Series 2007-A7	6.00%	07/25/2037	1,022,422
	Residential Funding Mortgage Securities I Trust
416,447	Series 2006-S3	5.50%	03/25/2036	335,323
81,982	Series 2006-S6	6.00%	07/25/2036	66,815
219,671	Series 2007-S3	6.00%	03/25/2037	155,873
122,491	Series 2007-S6	6.00%	06/25/2037	90,744
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(c)(e)	4.67%	01/26/2060	2,285,230
	Sequoia Mortgage Trust
983,004	Series 2007-3(e)	3.19%	07/20/2037	790,165
	Structured Adjustable Rate Mortgage Loan Trust
531,906	Series 2005-15(e)	3.65%	07/25/2035	329,135
	Structured Asset Securities Corp.
145,062	Series 2005-RF1(c)(e)	1M US L + 0.35%	03/25/2035	136,498
145,061	Series 2005-RF1(c)(e)(n)	0.40%	03/25/2035	694
	TBW Mortgage-Backed Trust
1,395,044	Series 2006-2	7.00%	07/25/2036	252,225
	Verus Securitization Trust
2,300,000	Series 2019-INV3(c)(e)	3.28%	11/25/2059	1,921,461
1,500,000	Series 2021-4(c)(e)	2.20%	07/25/2066	830,780
1,400,000	Series 2021-6(c)(e)	4.05%	10/25/2066	857,803
2,000,000	Series 2021-7(c)(e)	4.19%	10/25/2066	1,197,242
7,706,000	Series 2022-4(c)(e)	4.72%	04/25/2067	5,681,530
	Wachovia Mortgage Loan Trust, LLC Series Trust
97,222	Series 2005-B(e)	4.17%	10/20/2035	90,232
	Washington Mutual Alternative Mortgage Pass-Through Certificates
38,755	Series 2005-9	5.50%	11/25/2035	28,639

Principal Amount/Description		Rate	Maturity	Value
$321,783	Series 2006-5	6.00%	07/25/2036	$220,588
	Washington Mutual Mortgage Pass-Through Certificates Trust
550,888	Series 2006-2	6.00%	03/25/2036	512,713
	Wells Fargo Alternative Loan Trust
223,133	Series 2007-PA2(e)	1M US L + 0.43%	06/25/2037	180,801
223,128	Series 2007-PA2(e)(n)	6.07% - 1M US L	06/25/2037	10,382
120,166	Series 2007-PA3	5.75%	07/25/2037	96,065
265,179	Series 2007-PA3	6.25%	07/25/2037	222,051

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $371,880,008)				252,194,198

Shares/Description		Value
Warrants - 0.00%(k)
219,520	Oas SA, Strike Price 1.00, Expires 05/16/2039(m)	–

TOTAL WARRANTS
(Cost $0)		–

Short-Term Investments - 4.22%
Money Market Fund - 4.22%
49,731,392	State Street Institutional Trust (7 Day Yield 3.77%)	$49,731,392

TOTAL SHORT-TERM INVESTMENTS
(Cost $49,731,392)		49,731,392

U.S. Government Bonds and Notes - 0.02%

Principal Amount/Description		Rate	Maturity	Value
U.S. Treasury - 0.02%
255,000	United States Treasury Bill(h)	0.00%	04/20/2023	$251,679

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $253,428)				251,679

TOTAL INVESTMENTS - 98.64%
(Cost $1,468,618,667)				$1,162,518,275
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.07%				871,097
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.36%				$15,182,637
NET ASSETS - 100.00%				$1,178,572,009

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate Data

TI - Treasury Index

Libor Rates:

1M US L - 1 Month LIBOR as of December 31, 2022 was 4.39%

3M US L - 3 Month LIBOR as of December 31, 2022 was 4.77%

6M US L - 6 Month LIBOR as of December 31, 2022 was 5.14%

1D SOFR - 1 Day SOFR as of December 31, 2022 was 4.30%

30D SOFR - 30 Day SOFR as of December 31, 2022 was 4.06%

1Y US TI - 1 Year TI as of December 31, 2022 was 4.72%

5Y US TI - 5 Year TI as of December 31, 2022 was 3.94%

10Y US TI - 10 Year TI as of December 31, 2022 was 3.79%

(a)	Non-income producing security.
(b)	Affiliated company. See Notes to Quarterly Schedule of Investments.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $405,779,546, which represents approximately 33.74% of net assets as of December 31, 2022.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (The "Board"). As of December 31, 2022, the aggregate fair value of those securities was $18,983,412, representing 1.61% of net assets.
(e)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(g)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	Security is currently in default.
(j)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2022.
(k)	Less than 0.005%.
(l)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(m)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(n)	Interest only securities.

See Notes to Quarterly Schedule of Investments.

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
10-Yr U.S. Treasury Note Futures	250	March 2023	$29,570,313	$(370,534)
			$29,570,313	$(370,534)

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2022 (Unaudited)

Shares/Description		Value
BUSINESS DEVELOPMENT COMPANIES - 1.61%
10,837	Barings BDC, Inc.	$88,322
31,950	FS KKR Capital Corp.	559,125
19,835	Goldman Sachs BDC, Inc.	272,136

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $962,743)		919,583

CLOSED-END FUNDS - 15.22%
75,472	BlackRock Corporate High Yield Fund, Inc.	659,625
19,025	BlackRock Credit Allocation Income Trust	192,153
58,500	BlackRock Floating Rate Income Strategies Fund, Inc.	658,710
82,471	BNY Mellon High Yield Strategies Fund	178,137
115,170	Eaton Vance Floating-Rate Income Trust	1,277,235
144,888	Eaton Vance, Ltd. Duration Income Fund	1,360,498
56,446	First Trust High Yield Opportunities 2027 Term Fund	760,892
76,406	Nuveen Preferred & Income Securities Fund	519,561
28,320	Nuveen Variable Rate Preferred & Income Fund	497,299
17,278	PGIM Global High Yield Fund, Inc.	187,294
86,331	Western Asset Diversified Income Fund	1,096,404
198,883	Western Asset High Income Opportunity Fund, Inc.	785,588
59,628	Western Asset Inflation-Linked Opportunities & Income Fund	544,404

TOTAL CLOSED-END FUNDS
(Cost $9,018,070)		8,717,800

COMMON STOCKS - 0.14%
947	DBI Investors, Inc.(a)(b)	–
3,304	PHI Group, Inc.(a)(b)	78,305
6	Toys R Us Propco Equity(b)	33

TOTAL COMMON STOCKS
(Cost $213,399)		78,338

EXCHANGE TRADED FUNDS - 6.65%
26,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,741,180
14,545	iShares® iBoxx High Yield Corporate Bond ETF	1,070,948

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,779,303)		3,812,128

PREFERRED STOCKS - –%
116	DBI Investors Inc., 10.000%(a)(b)(c)	$–

TOTAL PREFERRED STOCKS
(Cost $10,981)		–

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 20.62%
Germany - 0.40%
$228,834	Springer Nature Deutschland GmbH, First Lien - Initial B18 Term Loan	1M US L + 3.00%, 0.75% Floor	08/14/2026	$227,025

Principal Amount/Description		Rate	Maturity	Value
Great Britain - 0.70%
$247,500	City Football Group Limited, TL	1M US L + 3.00%	07/09/2028	$233,269
142,879	EG Group, Ltd., First Lien - Additional Facility Term Loan	3M US L + 4.00%	02/07/2025	135,289
32,835	Osmosis Buyer, Ltd., First Lien - Initial B Term Loan	3M US L + 2.75%, 0.50% Floor	06/17/2028	31,008
				399,566
Luxembourg - 0.42%
245,606	Surf Holdings S.a r.l., First Lien - Dollar Tranche Term Loan	3M US L + 3.50%	03/05/2027	238,764

Netherlands - 0.95%
283,418	Peer Holding III B.V., First Lien - Facility B Term Loan	3M EUR L + 3.00%	03/07/2025	297,801
250,000	Sigma Holdco B.V., First Lien - Facility B4 (GBP) Term Loan	6M US L + 4.00%	07/02/2025	249,239
				547,040
United States - 18.15%
231,364	Access CIG LLC, First Lien - B Term Loan	3M US L + 3.75%	02/27/2025	227,146
49,370	Adavantage Sales & Marketing Inc., First Lien	3M US L + 4.50%	10/28/2027	41,014
43,240	Adtalem Global Education, Inc., First Lien - B Term Loan	3M US L + 3.00%, 0.75% Floor	08/12/2028	42,982
14,815	AI Aqua Merger Sub, Inc., First Lien	0.50% Floor	07/30/2028	13,988
123,438	Allied Universal Holdco LLC, First Lien - Initial U.S. Dollar Term Loan	1M US L + 3.75%, 0.50% Floor	05/12/2028	117,513
55,720	Amentum Government Services Holdings, LLC, First Lien	3M US L + 4.00%	02/07/2029	54,431
97,020	American Auto Auction Group, LLC, First Lien	3M US L + 5.00%	12/30/2027	76,209
52,205	American Rock Salt Company LLC, First Lien - Initial Term Loan	3M US L + 3.25%, 0.75% Floor	06/09/2028	49,268
43,355	Ankura Consulting Group LLC, First Lien - Closing Date Term Loan	3M US L + 4.00%, 0.75% Floor	03/17/2028	41,025
54,175	Artera Services, LLC, TL	L + 3.50%, 1.00% Floor	03/06/2025	44,559
27,736	ASP Blade Holdings, Inc. TLB 1L	3M US L + 4.00%	10/07/2028	22,241
239,940	Astoria Energy LLC, First Lien - B Advance (2020) Term Loan	3M US L + 4.25%, 1.00% Floor	12/10/2027	237,341
53,369	Astra Acquisition Corp., First Lien - Initial Term Loan	1M US L + 5.25%	10/22/2028	47,365
139,569	Asurion LLC, First Lien - New B-8 Term Loan	1M US L + 3.25%	12/23/2026	124,769
98,500	Azalea TopCo, Inc., First Lien	3M US L + 4.00%, 0.75% Floor	07/24/2026	90,989
157,943	BCP Renaissance Parent LLC, First Lien - Initial Term Loan	1M US L + 3.50%, 1.00% Floor	10/31/2024	156,825
70,248	BCPE North Star US Holdco 2, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	06/09/2028	64,628
99,500	Bengal Debt Merger Sub, LLC, First Lien	3M US L + 3.35%	01/19/2029	89,481
25,000	Bengal Debt Merger Sub, LLC, Second Lien	3M US L + 6.00%	01/18/2030	20,207
239,375	Bracket Intermediate Holding Corp., First Lien - Initial Term Loan	3M US L + 4.25%	09/05/2025	228,603
223,186	Brookfield WEC Holdings, Inc., First Lien - Initial (2021) Term Loan	3M US L + 2.75%, 0.50% Floor	08/01/2025	220,385
24,559	Carnival Corp., First Lien - Initial Advance Term Loan	3M US L + 7.50%, 0.75% Floor	06/30/2025	23,616
25,740	Carnival Corporation TLB 1L	1M US L + 3.25%	10/06/2028	24,170

Principal Amount/Description		Rate	Maturity	Value
$175,234	Charter Next Generation, Inc., First Lien - Initial (2021) Term Loan	1M US L + 3.75%, 0.75% Floor	12/01/2027	$170,539
124,375	Clydesdale Acquisition Holdings, Inc., First Lien	3M US L + 4.175%, 0.50% Floor	04/13/2029	118,763
123,438	Consilio/Skopima 5/21 Cov-Lite TLB	1M US L + 4.00%	05/12/2028	117,089
25,367	CPV Maryland LLC, First Lien - B Advance Term Loan	3M US L + 5.25%, 1.00% Floor	05/11/2028	25,134
147,750	CQP Holdco LP TLB	3M US L + 4.00%	06/05/2028	147,288
68,338	DIRECTV Financing LLC, First Lien - Closing Date Term Loan	1M US L + 5.00%, 0.75% Floor	08/02/2027	66,679
25,892	Diversitech Holdings, Inc.	3M US L + 3.50%	12/15/2028	23,983
247,500	DRW Holdings LLC, First Lien - Initial Term Loan	1M US L + 3.75%	03/01/2028	241,778
33,830	Echo Global Logistics, Inc. TL 1L	3M US L + 3.50%	11/03/2028	31,885
77,415	Electron BidCo, Inc. TL 1L	1M US L + 3.00%	10/07/2028	75,489
148,875	Fertitta Entertainment, LLC, First Lien	1M US L + 4.004%	01/13/2029	141,841
239,456	Flynn Restaurant Group LP, First Lien - Initial Term Loan	1M US L + 3.50%	06/27/2025	230,077
245,023	Great Outdoors Group LLC, First Lien	1M US L + 3.75%, 0.75% Floor	03/05/2028	235,988
245,625	Greeneden U.S. Holdings I LLC, First Lien - Initial Dollar (2020) Term Loan	1M US L + 4.00%, 0.75% Floor	12/01/2027	236,364
243,255	Harbor Freight Tools USA, Inc., First Lien - Initial (2021) Term Loan	L + 2.75%, 0.50% Floor	10/19/2027	232,364
184,990	Helix Gen Funding LLC, First Lien	1M US L + 3.75%, 1.00% Floor	06/03/2024	182,664
149,625	Houghton Mifflin Harcrt Co Tl 1L	1M US L + 5.25%	04/04/2029	142,751
61,898	Hudson River Trading LLC, First Lien	1M US L + 3.00%	03/20/2028	58,687
62,685	Hunter Douglas, Inc., First Lien	3M US L + 3.50%	02/09/2029	55,471
66,799	Intelsat Jackson Holdings S.A.TLB 1L	3M US L + 4.25%	01/26/2029	64,628
245,625	IRB Holding Corp., First Lien	1M US L + 3.15%, 0.75% Floor	12/15/2027	238,747
108,652	KUEHG Corp, First Lien - B-3 Term Loan	3M US L + 3.75%, 1.00% Floor	02/21/2025	104,624
192,405	LMBE-MC Holdco II LLC, First Lien	3M US L + 4.00%, 1.00% Floor	12/03/2025	187,595
207,346	LogMeIn, Inc., First Lien - Initial Term Loan	1M US L + 4.75%	08/31/2027	134,360
98,864	LTI Holdings, Inc., First Lien	1M US L + 4.75%	07/24/2026	94,910
45,310	Majordrive Holdings IV LLC, First Lien - Initial Term Loan	3M US L + 3.75%, 0.50% Floor	06/01/2028	42,750
58,705	McAfee Corp., First Lien	1M US L + 3.85%	02/02/2029	54,805
34,667	Merion Rose Merger Sub, Inc., First Lien	3M US L + 4.00%	12/08/2028	30,738
225,000	Mileage Plus Holdings LLC, First Lien - Initial Term Loan	3M US L + 5.25%, 1.00% Floor	06/21/2027	231,834
70,468	Mitchell International, Inc. TLB	3M US L + 3.75%	10/01/2028	65,146
236,962	Natgasoline LLC, First Lien - Initial Term Loan	3M US L + 3.625%	11/14/2025	231,630
92,605	Olaplex, Inc. TL 1L	3M US L + 3.75%	02/17/2029	86,817
148,875	Olympus Water US Holding Corp., First Lien	3M US L + 4.50%, 0.50% Floor	11/09/2028	144,855
49,026	Oryx Midstream Services Permian Basin LLC, TLB, First Lien	L + 3.25%, 0.50% Floor	09/30/2028	48,524
85,185	Osmosis Buyer Limited TLB 1L	1Y US L + 3.75%	07/31/2028	80,429
245,000	Pactiv Evergreen, Inc., First Lien - Tranche B-2 U.S. Term Loan	1M US L + 3.25%	02/05/2026	242,626
58,611	Parkway Generation, LLC, First Lien	3M US L + 0.00%	11/05/2028	57,776

Principal Amount/Description		Rate	Maturity	Value
$97,975	PetVet Care Centers LLC, First Lien - 2021 Replacement Term Loan	3M US L + 3.50%, 0.75% Floor	02/14/2025	$92,380
94,763	PMHC II, INC.TLB 1L	3M US L + 4.25%	02/02/2029	80,573
32,588	Polaris Newco LLC, First Lien - Dollar Term Loan	L + 4.00%, 0.50% Floor	06/04/2028	29,818
245,004	ProAmpac PG Borrower LLC, First Lien - 2020-1 Term Loan	3M US L + 3.75%, 0.75% Floor	11/03/2025	235,254
242,500	Pug LLC, First Lien - USD B Term Loan	1M US L + 3.50%	02/12/2027	201,881
235,231	Recorded Books, Inc., First Lien - 2021 Replacement Term Loan	3M US L + 2.75%	08/29/2025	230,631
124,688	Redwood Star Merger Sub, Inc.	1M US L + 4.50%	03/16/2029	116,784
33,830	Renaissance Holdings Corp., First Lien	1M US L + 4.50%, 0.50% Floor	04/01/2027	32,612
54,588	Restaurant Technologies, Inc. TLB 1L	3M US L + 4.25%	03/17/2029	53,728
40,470	SCIH Salt Holdings, Inc., First Lien - Incremental B-1 Term Loan	3M US L + 3.50%, 0.75% Floor	03/16/2027	39,444
148,125	SeaWorld Parks & Entertainment, Inc., First Lien - B Term Loan	L + 3.00%, 0.50% Floor	08/25/2028	145,811
39,751	Secure Acquisition, Inc.	3M US L + 5.00%	12/15/2028	36,571
5,948	Secure Acquisition, Inc., First Lien	3M US L + 5.00%, 0.50% Floor	12/23/2028	5,473
217,016	Shearer's Foods LLC, First Lien	3M US L + 3.50%, 0.75% Floor	09/23/2027	207,522
43,566	SM Wellness Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	04/17/2028	35,506
250,000	Sotera Health Holdings LLC, First Lien - Refinancing Term Loan	3M US L + 3.25%, 0.50% Floor	12/11/2026	231,875
147,375	Spin Holdco, Inc., First Lien - Initial Term Loan	1M US L + 3.50%, 0.75% Floor	03/04/2028	125,048
174,680	SRS Distribution, Inc., First Lien	3M US L + 3.50%, 0.50% Floor	06/04/2028	167,365
98,750	Tiger Acquisition LLC, First Lien - Initial Term Loan	L + 3.25%, 0.50% Floor	06/01/2028	94,004
71,979	Triton Water Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.50%, 0.50% Floor	03/31/2028	67,184
269,359	Uber Technologies, Inc., First Lien - 2021 Incremental Term Loan	1M US L + 3.50%	04/04/2025	269,503
100,004	UFC Holdings LLC, First Lien	3M US L + 2.75%, 0.75% Floor	04/29/2026	98,879
245,030	UKG, Inc., First Lien	3M US L + 3.25%, 0.50% Floor	05/03/2026	233,697
49,125	United AirLines, Inc., First Lien - Class B Term Loan	3M US L + 3.75%, 0.75% Floor	04/21/2028	48,644
26,730	United Site 11/21 Cov-Lite	1M US L + 4.25%	11/04/2028	22,388
207,874	University Support Services LLC, First Lien	1M US L + 3.25%, 0.50% Floor	02/10/2029	202,677
44,663	Univision Communications, Inc., First Lien - B Term Loan	3M US L + 4.00%, 0.75% Floor	05/05/2028	43,476
44,663	Vertex Aerospace Services Corp TL	1M US L + 3.50%	11/10/2028	43,944
64,350	W. R. Grace Holdings LLC, First Lien - Initial Term Loan	L + 3.75%, 0.50% Floor	09/22/2028	63,330
82,170	Whatabrands LLC, First Lien - Initial B Term Loan	1M US L + 3.25%, 0.50% Floor	08/03/2028	79,602
204,156	William Morris Endeavor Entertainment LLC, First Lien - B-1 Term Loan	1M US L + 2.75%	05/18/2025	200,277

Principal Amount/Description		Rate	Maturity	Value
$128,273	YI LLC, First Lien - Initial Term Loan	1M US L + 4.00%, 1.00% Floor	11/07/2024	$124,104
				10,396,368

TOTAL BANK LOANS
(Cost $12,475,597)				11,808,763

HIGH YIELD DEBT- 44.23%
Australia - 0.33%
40,000	Mineral Resources, Ltd.(d)	8.13%	05/01/2027	$40,346
60,000	Mineral Resources, Ltd.(d)	8.50%	05/01/2030	60,900
100,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(d)	5.00%	01/27/2030	86,784
				188,030
Canada - 1.40%
65,000	Bombardier, Inc.(d)	7.50%	03/15/2025	64,504
80,000	Bombardier, Inc.(d)	7.13%	06/15/2026	77,763
45,000	Bombardier, Inc.(d)	6.00%	02/15/2028	41,667
110,000	Cascades, Inc./Cascades USA, Inc.(d)	5.38%	01/15/2028	96,562
75,000	Eldorado Gold Corp.(d)	6.25%	09/01/2029	65,710
125,000	goeasy, Ltd.(d)	5.38%	12/01/2024	120,131
105,000	Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC(d)	6.00%	09/15/2028	84,889
110,000	Mercer International, Inc.	5.13%	02/01/2029	92,123
20,000	Open Text Corp.(d)	6.90%	12/01/2027	20,026
60,000	Precision Drilling Corp.(d)	7.13%	01/15/2026	58,145
25,000	Precision Drilling Corp.(d)	6.88%	01/15/2029	23,308
80,000	Strathcona Resources, Ltd./Alberta(d)	6.88%	08/01/2026	58,484
				803,312
France - 1.95%
100,000	Accor SA(c)(e)	4.561% - 5Y EUR SWAP	12/31/2049	101,162
100,000	Afflelou SAS(f)	4.25%	05/19/2026	95,762
120,000	Altice France SA(d)	5.50%	01/15/2028	94,232
55,000	Altice France SA(d)	5.13%	07/15/2029	41,334
100,000	Altice France SA(d)	4.25%	10/15/2029	80,702
100,000	Banijay Entertainment SASU(d)	3.50%	03/01/2025	101,112
100,000	CAB SELAS(f)	3.38%	02/01/2028	86,361
200,000	Electricite de France SA(c)(e)	2.86% - 5Y EUR SWAP	12/31/2049	167,543
100,000	Elis SA	4.13%	05/24/2027	104,634
155,000	Iliad Holding SASU(d)	5.63%	10/15/2028	151,025
100,000	Loxam SAS	5.75%	07/15/2027	92,032
				1,115,899
Germany - 1.17%
100,000	Cheplapharm Arzneimittel GmbH(f)	4.38%	01/15/2028	94,391
100,000	Gruenenthal GmbH(d)	4.13%	05/15/2028	96,608
200,000	IHO Verwaltungs GmbH(f)(g)	3.75% (4.50%)	09/15/2026	186,736
100,000	Nidda BondCo GmbH(f)	7.25%	09/30/2025	94,467
100,000	Renk AG/Frankfurt am Main(f)	5.75%	07/15/2025	100,753
100,000	Techem Verwaltungsgesellschaft 675 mbH(f)	2.00%	07/15/2025	98,722
				671,677
Great Britain - 1.15%
100,000	eG Global Finance PLC(f)	6.25%	10/30/2025	94,349
100,000	INEOS Finance PLC(f)	2.88%	05/01/2026	92,592
100,000	Pinewood Finance Co., Ltd.(f)	3.63%	11/15/2027	106,800
85,000	Rolls-Royce PLC(d)	5.75%	10/15/2027	81,101
100,000	Thames Water Kemble Finance PLC(f)	4.63%	05/19/2026	102,557

Principal Amount/Description		Rate	Maturity	Value
$120,000	Vmed O2 UK Financing I PLC(d)	4.75%	07/15/2031	$97,717
100,000	Vodafone Group PLC(e)	3.00% - 5Y EUR SWAP	08/27/2080	85,702
				660,818
Hong Kong - 0.20%
150,000	Seaspan Corp.(d)	5.50%	08/01/2029	113,870

Ireland - 0.34%
100,000	eircom Finance DAC	3.50%	05/15/2026	96,922
100,000	Virgin Media Vendor Financing Notes III DAC(d)	4.88%	07/15/2028	98,042
				194,964
Isle Of Man - 0.18%
100,000	Playtech PLC	4.25%	03/07/2026	101,423

Italy - 1.01%
100,000	Cedacri Mergeco SPA(d)	3M EUR L + 4.625%	05/15/2028	99,795
100,000	Centurion Bidco SpA(f)	5.88%	09/30/2026	92,874
100,000	Guala Closures SpA(f)	3.25%	06/15/2028	91,858
100,000	Mooney Group SpA(f)	3M EUR L + 3.875%	12/17/2026	101,759
100,000	TeamSystem SpA(d)	3.50%	02/15/2028	89,893
100,000	Telecom Italia SpA	4.00%	04/11/2024	104,623
				580,802
Jersey - 0.17%
100,000	AA Bond Co., Ltd.(f)	6.50%	01/31/2026	97,045

Luxembourg - 1.64%
55,000	Altice Financing SA(d)	5.75%	08/15/2029	43,364
100,000	Altice Financing SA(d)	4.25%	08/15/2029	86,880
100,000	Altice France Holding SA(d)	4.00%	02/15/2028	69,350
100,000	Dana Financing Luxembourg Sarl(d)	3.00%	07/15/2029	82,355
100,000	Hanesbrands Finance Luxembourg SCA(f)	3.50%	06/15/2024	104,021
70,000	Intelsat Jackson Holdings SA(d)	6.50%	03/15/2030	62,754
55,000	ION Trading Technologies Sarl(d)	5.75%	05/15/2028	46,087
100,000	Matterhorn Telecom SA(f)	4.00%	11/15/2027	98,117
110,000	SK Invictus Intermediate II Sarl(d)	5.00%	10/30/2029	90,343
100,000	Summer BC Holdco B SARL(f)	5.75%	10/31/2026	91,657
85,000	Telecom Italia Capital SA	6.38%	11/15/2033	69,669
100,000	Telenet Finance Luxembourg Notes SARL(f)	3.50%	03/01/2028	96,974
				941,571
Netherlands - 1.62%
100,000	Dufry One BV	2.50%	10/15/2024	104,276
115,000	Energizer Gamma Acquisition BV(d)	3.50%	06/30/2029	98,921
100,000	Telefonica Europe BV(c)(e)	4.38%	Perpetual Maturity	102,382
125,000	TMNL Holding BV(d)	3.75%	01/15/2029	117,576
100,000	Trivium Packaging Finance BV(d)	3.75%	08/15/2026	98,207
200,000	UPC Holding BV(d)	5.50%	01/15/2028	177,816
45,000	Ziggo Bond Co. BV(d)	5.13%	02/28/2030	36,411
100,000	Ziggo Bond Co. BV(f)	3.38%	02/28/2030	77,752
145,000	Ziggo Bond Co. BV(d)	3.38%	02/28/2030	112,740
				926,081
Spain - 0.68%
100,000	Grifols Escrow Issuer SA(d)	3.88%	10/15/2028	90,548
100,000	Kaixo Bondco Telecom SA(d)	5.13%	09/30/2029	91,523
105,000	Lorca Telecom Bondco SA(d)	4.00%	09/18/2027	101,017

Principal Amount/Description		Rate	Maturity	Value
$100,000	Tendam Brands SAU(f)	3M EUR L + 7.50%	03/31/2028	$104,069
				387,157
Sweden - 0.39%
100,000	Samhallsbyggnadsbolaget i Norden AB(c)(e)	3.223% - 5Y EUR SWAP	12/31/2049	42,636
100,000	Verisure Holding AB(f)	3.88%	07/15/2026	97,278
100,000	Verisure Midholding AB(f)	5.25%	02/15/2029	85,903
				225,817
United States - 32.00%
40,000	Academy, Ltd.(d)	6.00%	11/15/2027	38,352
135,000	Acadia Healthcare Co., Inc.(d)	5.50%	07/01/2028	128,263
95,000	ACCO Brands Corp.(d)	4.25%	03/15/2029	78,498
70,000	Acuris Finance US, Inc. / Acuris Finance SARL(d)	5.00%	05/01/2028	56,205
55,000	ADT Security Corp.(d)	4.13%	08/01/2029	46,849
65,000	Affinity Gaming(d)	6.88%	12/15/2027	55,191
70,000	Ahead DB Holdings LLC(d)	6.63%	05/01/2028	56,353
170,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(d)	5.88%	02/15/2028	161,908
150,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(d)	6.63%	07/15/2026	137,559
60,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(d)	4.63%	06/01/2028	49,668
125,000	AMC Networks, Inc.	4.25%	02/15/2029	78,071
115,000	American Airlines, Inc.(d)	11.75%	07/15/2025	123,605
95,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	76,719
95,000	APX Group, Inc.(d)	6.75%	02/15/2027	91,589
65,000	APX Group, Inc.(d)	5.75%	07/15/2029	53,917
10,000	Aramark Services, Inc.(d)	6.38%	05/01/2025	9,897
115,000	Aramark Services, Inc.(d)	5.00%	02/01/2028	107,522
45,000	Archrock Partners LP / Archrock Partners Finance Corp.(d)	6.88%	04/01/2027	43,031
125,000	Archrock Partners LP / Archrock Partners Finance Corp.(d)	6.25%	04/01/2028	114,580
105,000	Arconic Corp.(d)	6.13%	02/15/2028	98,698
75,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(d)	7.00%	11/01/2026	72,868
110,000	ASP Unifrax Holdings, Inc.(d)	5.25%	09/30/2028	88,659
150,000	AssuredPartners, Inc.(d)	5.63%	01/15/2029	123,651
75,000	AthenaHealth Group, Inc.(d)	6.50%	02/15/2030	55,411
85,000	Avient Corp.(d)	7.13%	08/01/2030	83,205
200,000	Bausch Health Cos., Inc.(d)	6.13%	02/01/2027	138,176
65,000	Bausch Health Cos., Inc.(d)	4.88%	06/01/2028	41,464
145,000	BellRing Brands, Inc.(d)	7.00%	03/15/2030	139,711
60,000	Big River Steel LLC / BRS Finance Corp.(d)	6.63%	01/31/2029	57,270
45,000	Buckeye Partners LP(d)	4.50%	03/01/2028	39,625
55,000	Cable One, Inc.(h)	0.00%	03/15/2026	43,478
85,000	Cablevision Lightpath LLC(d)	5.63%	09/15/2028	63,302
300,000	Caesars Entertainment, Inc.(d)	6.25%	07/01/2025	292,112
130,000	Callon Petroleum Co.(d)	7.50%	06/15/2030	119,119
160,000	Calpine Corp.(d)	5.13%	03/15/2028	143,092
100,000	Carnival Corp.(f)	10.13%	02/01/2026	106,704
175,000	Carnival Corp.(d)	5.75%	03/01/2027	125,260
30,000	Carnival Corp.(d)	10.50%	06/01/2030	24,442
50,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	5.50%	05/01/2026	48,487
25,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	5.00%	02/01/2028	22,755

Principal Amount/Description		Rate	Maturity	Value
$15,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	5.38%	06/01/2029	$13,598
175,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	6.38%	09/01/2029	164,791
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.75%	03/01/2030	103,764
55,000	CDI Escrow Issuer, Inc.(d)	5.75%	04/01/2030	49,400
130,000	Cedar Fair LP	5.25%	07/15/2029	116,955
65,000	Central Garden & Pet Co.	5.13%	02/01/2028	60,571
75,000	Chart Industries, Inc.(d)	7.50%	01/01/2030	75,490
35,000	Chart Industries, Inc.(d)	9.50%	01/01/2031	35,939
90,000	Cheniere Energy, Inc.	4.63%	10/15/2028	81,521
60,000	CHS/Community Health Systems, Inc.(d)	5.63%	03/15/2027	51,557
160,000	CHS/Community Health Systems, Inc.(d)	6.00%	01/15/2029	134,045
15,000	CHS/Community Health Systems, Inc.(d)	4.75%	02/15/2031	10,918
65,000	Churchill Downs, Inc.(d)	5.50%	04/01/2027	61,692
10,000	Churchill Downs, Inc.(d)	4.75%	01/15/2028	8,964
205,000	CITGO Petroleum Corp.(d)	7.00%	06/15/2025	200,425
35,000	CITGO Petroleum Corp.(d)	6.38%	06/15/2026	33,785
65,000	Cleveland-Cliffs, Inc.(d)	6.75%	03/15/2026	65,274
190,000	Cloud Software Group Holdings, Inc.(d)	6.50%	03/31/2029	160,373
100,000	Clydesdale Acquisition Holdings, Inc.(d)	6.63%	04/15/2029	95,203
70,000	Cogent Communications Group, Inc.(d)	7.00%	06/15/2027	68,682
75,000	Colgate Energy Partners III LLC(d)	7.75%	02/15/2026	73,117
35,000	Colgate Energy Partners III LLC(d)	5.88%	07/01/2029	30,105
30,000	CommScope, Inc.(d)	6.00%	03/01/2026	27,749
155,000	CommScope, Inc.(d)	8.25%	03/01/2027	120,370
25,000	CommScope, Inc.(d)	7.13%	07/01/2028	17,912
30,000	CommScope, Inc.(d)	4.75%	09/01/2029	24,242
145,000	Compass Group Diversified Holdings LLC(d)	5.25%	04/15/2029	124,278
85,000	Comstock Resources, Inc.(d)	6.75%	03/01/2029	76,866
25,000	Comstock Resources, Inc.(d)	5.88%	01/15/2030	21,525
55,000	Consensus Cloud Solutions, Inc.(d)	6.50%	10/15/2028	50,659
70,000	Consolidated Communications, Inc.(d)	5.00%	10/01/2028	51,714
60,000	Coty, Inc.(d)	6.50%	04/15/2026	57,693
130,000	Coty, Inc.(d)	5.00%	04/15/2026	123,456
115,000	Crocs, Inc.(d)	4.25%	03/15/2029	97,563
87,000	CrownRock LP / CrownRock Finance, Inc.(d)	5.63%	10/15/2025	84,132
35,000	CrownRock LP / CrownRock Finance, Inc.(d)	5.00%	05/01/2029	31,635
115,000	CSC Holdings LLC(d)	5.75%	01/15/2030	65,112
85,000	CSC Holdings LLC(d)	4.13%	12/01/2030	60,183
10,000	CSC Holdings LLC(d)	4.50%	11/15/2031	6,957
25,000	CSC Holdings LLC(d)	5.00%	11/15/2031	14,000
100,000	CVR Energy, Inc.(d)	5.25%	02/15/2025	92,149
30,000	CVR Energy, Inc.(d)	5.75%	02/15/2028	26,162
20,000	Dana, Inc.	5.38%	11/15/2027	18,587
30,000	Dana, Inc.	5.63%	06/15/2028	27,344
130,000	DaVita, Inc.(d)	4.63%	06/01/2030	104,850
30,000	DCP Midstream Operating LP(d)	6.45%	11/03/2036	29,619
20,000	DCP Midstream Operating LP	5.60%	04/01/2044	18,683
145,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(d)	5.88%	08/15/2027	130,001
35,000	DISH DBS Corp.	7.75%	07/01/2026	28,296
85,000	DISH DBS Corp.(d)	5.25%	12/01/2026	71,758
30,000	DISH DBS Corp.(d)	5.75%	12/01/2028	24,000
55,000	DISH DBS Corp.	5.13%	06/01/2029	35,584
150,000	Edgewell Personal Care Co.(d)	5.50%	06/01/2028	140,550
65,000	Elastic NV(d)	4.13%	07/15/2029	52,583

Principal Amount/Description		Rate	Maturity	Value
$75,000	EnLink Midstream LLC(d)	5.63%	01/15/2028	$71,542
60,000	EnLink Midstream Partners LP	5.05%	04/01/2045	45,576
40,000	EQM Midstream Partners LP(d)	7.50%	06/01/2027	39,224
15,000	EQM Midstream Partners LP(d)	4.50%	01/15/2029	12,621
40,000	EQM Midstream Partners LP(d)	4.75%	01/15/2031	32,778
90,000	Everi Holdings, Inc.(d)	5.00%	07/15/2029	77,424
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(d)	4.63%	01/15/2029	42,377
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(d)	6.75%	01/15/2030	40,424
10,000	FirstCash, Inc.(d)	4.63%	09/01/2028	8,795
90,000	FirstCash, Inc.(d)	5.63%	01/01/2030	80,223
25,000	Ford Motor Credit Co. LLC	2.30%	02/10/2025	22,864
95,000	Ford Motor Credit Co. LLC	7.35%	11/04/2027	97,584
15,000	Ford Motor Credit Co. LLC	2.90%	02/16/2028	12,407
5,000	Ford Motor Credit Co. LLC	5.11%	05/03/2029	4,539
325,000	Ford Motor Credit Co. LLC	4.00%	11/13/2030	267,412
200,000	Fortress Transportation and Infrastructure Investors LLC(d)	6.50%	10/01/2025	188,391
5,000	Fortress Transportation and Infrastructure Investors LLC(d)	5.50%	05/01/2028	4,272
30,000	Frontier Communications Holdings LLC(d)	5.88%	10/15/2027	27,923
195,000	Frontier Communications Holdings LLC(d)	5.00%	05/01/2028	170,432
35,000	Frontier Communications Holdings LLC(d)	6.75%	05/01/2029	29,002
80,000	Gen Digital, Inc.(d)	6.75%	09/30/2027	78,504
35,000	Go Daddy Operating Co. LLC / GD Finance Co, Inc.(d)	5.25%	12/01/2027	33,186
55,000	Goodyear Tire & Rubber Co.	9.50%	05/31/2025	56,602
160,000	Gray Television, Inc.(d)	4.75%	10/15/2030	116,000
150,000	Greystar Real Estate Partners LLC(d)	5.75%	12/01/2025	146,846
170,000	HAT Holdings I LLC / HAT Holdings II LLC(d)	3.38%	06/15/2026	147,932
130,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.(d)	5.75%	01/20/2026	117,897
105,000	Hertz Corp.(d)	4.63%	12/01/2026	88,069
75,000	Hess Midstream Operations LP(d)	5.63%	02/15/2026	73,179
5,000	Hess Midstream Operations LP(d)	5.13%	06/15/2028	4,632
50,000	Hess Midstream Operations LP(d)	4.25%	02/15/2030	42,814
155,000	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(d)	5.00%	06/01/2029	133,498
40,000	Holly Energy Partners LP / Holly Energy Finance Corp.(d)	6.38%	04/15/2027	39,352
55,000	HUB International, Ltd.(d)	7.00%	05/01/2026	53,956
45,000	HUB International, Ltd.(d)	5.63%	12/01/2029	39,361
165,000	Hunt Companies, Inc.(d)	5.25%	04/15/2029	138,899
40,000	IAA, Inc.(d)	5.50%	06/15/2027	39,083
10,000	iHeartCommunications, Inc.	8.38%	05/01/2027	8,525
110,000	iHeartCommunications, Inc.(d)	5.25%	08/15/2027	93,353
85,000	Imola Merger Corp.(d)	4.75%	05/15/2029	73,918
100,000	IQVIA, Inc.(f)	2.88%	06/15/2028	95,805
180,000	Iron Mountain, Inc.(d)	5.25%	03/15/2028	165,886
15,000	Iron Mountain, Inc.(d)	5.00%	07/15/2028	13,499
55,000	Iron Mountain, Inc.(d)	5.25%	07/15/2030	47,919
155,000	Kennedy-Wilson, Inc.	4.75%	03/01/2029	123,046
55,000	Kinetik Holdings LP(d)	5.88%	06/15/2030	51,652
2,000	Kraft Heinz Foods Co.	6.88%	01/26/2039	2,179
90,000	LABL, Inc.(d)	5.88%	11/01/2028	78,583

Principal Amount/Description		Rate	Maturity	Value
$45,000	Laredo Petroleum, Inc.	9.50%	01/15/2025	$44,424
70,000	LD Holdings Group LLC(d)	6.50%	11/01/2025	47,281
120,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc.(d)	5.00%	02/01/2026	106,950
20,000	Level 3 Financing, Inc.(d)	4.63%	09/15/2027	16,685
75,000	LFS Topco LLC(d)	5.88%	10/15/2026	60,616
130,000	Live Nation Entertainment, Inc.(d)	4.75%	10/15/2027	115,944
165,000	Lumen Technologies, Inc.(d)	5.13%	12/15/2026	143,699
5,000	Lumen Technologies, Inc.(d)	4.50%	01/15/2029	3,458
28,000	Marriott Ownership Resorts, Inc.(d)	6.13%	09/15/2025	28,858
145,000	Marriott Ownership Resorts, Inc.(d)	4.50%	06/15/2029	120,484
100,000	Mauser Packaging Solutions Holding Co.(f)	4.75%	04/15/2024	103,378
95,000	Maxar Technologies, Inc.(d)	7.75%	06/15/2027	98,739
110,000	Medline Borrower LP(d)	5.25%	10/01/2029	87,566
60,000	Mercer International, Inc.	5.50%	01/15/2026	56,935
34,000	MGIC Investment Corp.	5.25%	08/15/2028	31,408
40,000	MGM Resorts International	6.75%	05/01/2025	40,267
80,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.(d)	4.88%	05/01/2029	68,173
60,000	ModivCare Escrow Issuer, Inc.(d)	5.00%	10/01/2029	50,676
30,000	ModivCare, Inc.(d)	5.88%	11/15/2025	28,218
100,000	MPH Acquisition Holdings LLC(d)	5.50%	09/01/2028	78,214
105,000	Nabors Industries, Ltd.(d)	7.25%	01/15/2026	99,118
30,000	Nabors Industries, Ltd.(d)	7.50%	01/15/2028	27,494
65,000	Nationstar Mortgage Holdings, Inc.(d)	6.00%	01/15/2027	58,278
25,000	Nationstar Mortgage Holdings, Inc.(d)	5.50%	08/15/2028	20,426
35,000	Nationstar Mortgage Holdings, Inc.(d)	5.75%	11/15/2031	27,258
35,000	NCR Corp.(d)	5.75%	09/01/2027	33,547
115,000	NCR Corp.(d)	5.13%	04/15/2029	96,382
70,000	NCR Corp.(d)	6.13%	09/01/2029	65,566
100,000	Necessity Retail REIT, Inc. / American Finance Operating Partner LP(d)	4.50%	09/30/2028	73,647
35,000	New Enterprise Stone & Lime Co., Inc.(d)	9.75%	07/15/2028	32,453
115,000	New Enterprise Stone & Lime Co., Inc.(d)	5.25%	07/15/2028	102,266
55,000	Newell Brands, Inc.	6.38%	09/15/2027	54,659
50,000	Newell Brands, Inc.	6.63%	09/15/2029	49,486
130,000	NFP Corp.(d)	6.88%	08/15/2028	107,442
65,000	NFP Corp.(d)	4.88%	08/15/2028	55,419
80,000	NRG Energy, Inc.(d)	3.63%	02/15/2031	60,962
5,000	NuStar Logistics LP	6.00%	06/01/2026	4,823
55,000	NuStar Logistics LP	6.38%	10/01/2030	50,954
40,000	Oceaneering International, Inc.	4.65%	11/15/2024	38,264
20,000	Oceaneering International, Inc.	6.00%	02/01/2028	18,452
50,000	Olympus Water US Holding Corp.(d)	7.13%	10/01/2027	47,940
75,000	Olympus Water US Holding Corp.(d)	4.25%	10/01/2028	60,986
55,000	Olympus Water US Holding Corp.(d)	6.25%	10/01/2029	41,828
160,000	OneMain Finance Corp.	7.13%	03/15/2026	152,498
150,000	Open Text Holdings, Inc.(d)	4.13%	02/15/2030	120,591
150,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV(d)	5.13%	04/30/2031	130,145
70,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(d)	6.25%	06/15/2025	69,457
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(d)	5.00%	08/15/2027	18,036
25,000	Owens & Minor, Inc.(d)	4.50%	03/31/2029	19,965
75,000	Owens & Minor, Inc.(d)	6.63%	04/01/2030	64,553
105,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.(d)	4.38%	10/15/2028	93,941

Principal Amount/Description		Rate	Maturity	Value
$80,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer	5.88%	10/01/2028	$72,648
150,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(d)	4.88%	05/15/2029	127,170
65,000	PDC Energy, Inc.	5.75%	05/15/2026	62,153
170,000	Pediatrix Medical Group, Inc.(d)	5.38%	02/15/2030	147,970
50,000	PennyMac Financial Services, Inc.(d)	5.38%	10/15/2025	45,149
75,000	Performance Food Group, Inc.(d)	5.50%	10/15/2027	70,897
135,000	Pike Corp.(d)	5.50%	09/01/2028	118,242
225,000	Post Holdings, Inc.(d)	5.50%	12/15/2029	204,075
180,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(d)	6.25%	01/15/2028	164,200
110,000	Primo Water Holdings, Inc.(f)	3.88%	10/31/2028	104,945
45,000	QVC, Inc.	4.75%	02/15/2027	31,927
50,000	QVC, Inc.	4.38%	09/01/2028	29,965
80,000	Railworks Holdings LP / Railworks Rally, Inc.(d)	8.25%	11/15/2028	74,104
40,000	RLJ Lodging Trust LP(d)	4.00%	09/15/2029	32,484
70,000	Rockcliff Energy II LLC(d)	5.50%	10/15/2029	64,136
20,000	Royal Caribbean Cruises, Ltd.(d)	5.38%	07/15/2027	16,219
95,000	Royal Caribbean Cruises, Ltd.(d)	5.50%	04/01/2028	75,983
50,000	Sabre GLBL, Inc.(d)	7.38%	09/01/2025	48,135
100,000	SCIL IV LLC / SCIL USA Holdings LLC(d)	5.38%	11/01/2026	84,875
85,000	Scotts Miracle-Gro Co.	4.00%	04/01/2031	65,060
100,000	SeaWorld Parks & Entertainment, Inc.(d)	5.25%	08/15/2029	87,200
35,000	SEG Holding LLC / SEG Finance Corp.(d)	5.63%	10/15/2028	33,006
80,000	Six Flags Entertainment Corp.(d)	5.50%	04/15/2027	72,176
15,000	Six Flags Theme Parks, Inc.(d)	7.00%	07/01/2025	15,127
40,000	Spectrum Brands, Inc.(d)	5.00%	10/01/2029	34,682
20,000	Spectrum Brands, Inc.(d)	5.50%	07/15/2030	17,684
90,000	Spectrum Brands, Inc.(d)	3.88%	03/15/2031	70,113
110,000	Spirit AeroSystems, Inc.(d)	7.50%	04/15/2025	108,934
30,000	Spirit AeroSystems, Inc.	3.85%	06/15/2026	27,197
10,000	Spirit AeroSystems, Inc.(d)	9.38%	11/30/2029	10,539
100,000	Standard Industries, Inc.(f)	2.25%	11/21/2026	91,989
40,000	Standard Industries, Inc.(d)	5.00%	02/15/2027	36,969
85,000	Standard Industries, Inc.(d)	4.75%	01/15/2028	76,615
40,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88%	03/01/2027	38,268
180,000	Tenet Healthcare Corp.(d)	6.25%	02/01/2027	173,257
15,000	Tenet Healthcare Corp.(d)	5.13%	11/01/2027	13,984
20,000	Tenet Healthcare Corp.(d)	6.13%	10/01/2028	17,949
90,000	Tenet Healthcare Corp.(d)	6.13%	06/15/2030	85,910
135,000	TMS International Corp.(d)	6.25%	04/15/2029	96,890
105,000	TransDigm, Inc.(d)	8.00%	12/15/2025	106,784
70,000	TransDigm, Inc.(d)	6.25%	03/15/2026	69,187
80,000	TransDigm, Inc.	6.38%	06/15/2026	77,953
55,000	TransDigm, Inc.	5.50%	11/15/2027	51,760
70,000	TransDigm, Inc.	4.63%	01/15/2029	61,672
80,000	Uber Technologies, Inc.(d)	7.50%	05/15/2025	80,059
70,000	Uber Technologies, Inc.(d)	7.50%	09/15/2027	70,191
20,000	Uber Technologies, Inc.(d)	6.25%	01/15/2028	19,231
55,000	Univar Solutions USA, Inc./Washington(d)	5.13%	12/01/2027	52,254
115,000	Univision Communications, Inc.(d)	6.63%	06/01/2027	111,197
45,000	Univision Communications, Inc.(d)	7.38%	06/30/2030	43,061
40,000	US Foods, Inc.(d)	6.25%	04/15/2025	39,646
65,000	US Foods, Inc.(d)	4.63%	06/01/2030	57,323

Principal Amount/Description		Rate	Maturity	Value
$60,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	04/01/2026	$57,654
30,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	28,098
65,000	Vistra Operations Co. LLC(d)	5.00%	07/31/2027	60,469
115,000	VM Consolidated, Inc.(d)	5.50%	04/15/2029	101,437
175,000	WASH Multifamily Acquisition, Inc.(d)	5.75%	04/15/2026	165,140
100,000	Weekley Homes LLC / Weekley Finance Corp.(d)	4.88%	09/15/2028	84,204
180,000	Western Midstream Operating LP	5.50%	08/15/2048	149,938
40,000	Williams Scotsman International, Inc.(d)	4.63%	08/15/2028	36,164
95,000	WR Grace Holdings LLC(d)	4.88%	06/15/2027	84,301
60,000	WR Grace Holdings LLC(d)	5.63%	08/15/2029	48,586
35,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(d)	7.75%	04/15/2025	34,861
155,000	Xerox Holdings Corp.(d)	5.00%	08/15/2025	142,932
55,000	Xerox Holdings Corp.(d)	5.50%	08/15/2028	44,105
140,000	Zayo Group Holdings, Inc.(d)	4.00%	03/01/2027	103,701
				18,327,175

TOTAL HIGH YIELD DEBT
(Cost $28,410,101)				25,335,641

Shares/Description		Value
RIGHTS - 0.00%(i)
198	DBI Investors, Inc., Strike Price 0.01, Expires 12/31/2049(a)	$–

TOTAL RIGHTS
(Cost $11,231)		–

WARRANTS - 0.00%(i)(i)
4	David's Bridal, Strike Price 219.47, Expires 01/18/2024(a)	–
11	Toys R Us Propco Warrant, Strike Price 0.01, Expires 12/31/2049(a)	–
237	Windstream Holdings Inc - Pvt Warrant, Strike Price 0.01, Expires 12/31/2049	1,185

TOTAL WARRANTS
(Cost $106,180)		1,185

SHORT-TERM INVESTMENTS - 6.88%
3,942,922	State Street Institutional Trust (7 Day Yield 3.77%)	$3,942,922

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,942,922)		3,942,922

TOTAL INVESTMENTS - 95.35%
(Cost $58,930,527)		$54,616,360
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.09%		50,000
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.56%		$2,615,871
NET ASSETS - 100.00%		$57,282,231

Investment Abbreviations:

EURIBOR - Euro Interbank Offered Rate

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

Libor Rates:

1M US L - 1 Month LIBOR as of December 31, 2022 was 4.39%

3M US L - 3 Month LIBOR as of December 31, 2022 was 4.77%

6M US L - 6 Month LIBOR as of December 31, 2022 was 5.14%

3M EUR L - 3 Month EURIBOR as of December 31, 2022 was 2.16%

6M EUR L - 6 Month EURIBOR as of December 31, 2022 was 2.73%

5Y EUR SWAP - 5 Year Euro ICE Swap Rate as of December 31, 2022 was 3.23%

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	Non-income producing security.
(c)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $18,751,891, which represents approximately 32.74% of net assets as of December 31, 2022.
(e)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (The "Board"). As of December 31, 2022, the aggregate fair value of those securities was $2,795,620, representing 4.88% of net assets.
(g)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	Less than 0.005%.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at December 31, 2022	Fund Delivering	U.S. $ Value at December 31, 2022	Unrealized Appreciation

State Street Corporation	1/6/2023	EUR	107,060	USD	105,391	$1,669
State Street Corporation	1/6/2023	EUR	12,658	USD	12,597	61
State Street Corporation	1/6/2023	EUR	171,296	USD	170,467	829
State Street Corporation	1/6/2023	EUR	53,298	USD	52,843	455
State Street Corporation	1/6/2023	EUR	28,650	USD	28,386	264
State Street Corporation	1/6/2023	USD	260,540	GBP	256,399	4,141
State Street Corporation	1/6/2023	USD	435,760	GBP	428,833	6,927
						$14,346

State Street Corporation	1/6/2023	GBP	3,617	USD	3,640	$(23)
State Street Corporation	1/6/2023	USD	489,502	EUR	494,830	(5,328)
State Street Corporation	1/6/2023	USD	5,381,702	EUR	5,440,276	(58,574)
State Street Corporation	1/6/2023	USD	2,107	GBP	2,121	(14)
						$(63,939)

RiverNorth Funds	Notes to Quarterly Schedule of Investments
December 31, 2022 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedules of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2022.

Security Valuation:  The Funds’ assets and other financial instruments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income:  The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loan transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value ("NAV"). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the period ended December 31, 2022, no foreign capital gains tax was accrued or paid by the Fund.

Other:  The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus of each Fund.

3. SECURITIES VALUATION AND FAIR VALUE Measurements

The Funds value their investments at fair value. Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, rights and warrants, closed-end funds, exchange-traded funds, preferred stocks and business development companies are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments and open-end funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, convertible corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, business development company notes, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a‐5 under the 1940 Act, the Board approved updated valuation procedures for the Fund and designated the Adviser as the Fund's valuation designee to make all fair valuation determinations with respect to the Fund's portfolio investments, subject to the Board's oversight.

In accordance with the Funds’ good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at December 31, 2022 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$36,817,672	$5,242	$–	$36,822,914
Business Development Companies	632,087	–	–	632,087
Exchange Traded Funds	1,541,331	–	–	1,541,331
Preferred Stocks	379,808	–	–	379,808
Business Development Company Notes	1,674,594	854,978	–	2,529,572
U.S. Corporate Bonds	–	1,166,980	–	1,166,980
Special Purpose Acquisition Companies	1,423	–	–	1,423
Warrants	5,907	–	–	5,907
Short-Term Investments	2,392,323	–	–	2,392,323
Total	$43,445,145	$2,027,200	$–	$45,472,345

Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$204,046,923	$–	$–	$204,046,923
Business Development Companies	–	1,243,472	–	1,243,472
Business Development Companies - Preferred Shares	6,857,812	5,033,775	–	11,891,587
Open-End Funds	30,743,419	–	–	30,743,419
Preferred Stocks	789,859	6,724	–	796,583
Foreign Corporate Bonds	–	53,454,288	–	53,454,288
U.S. Corporate Bonds	–	88,706,931	–	88,706,931
Convertible Corporate Bonds	–	9,518	–	9,518
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	9,039,630	–	9,039,630
Bank Loans	–	24,820,804	–	24,820,804
Collateralized Loan Obligations	–	56,290,329	–	56,290,329
Equity - Linked Notes	–	–	–	–
Non-Agency Collateralized Mortgage Obligations	–	244,847,624	–	244,847,624
Special Purpose Acquisition Companies	17,405,022	417,987	–	17,823,009
U.S. Government Bonds and Notes	–	116,419,952	–	116,419,952
Municipal Bonds	–	206,937	–	206,937
U.S. Government / Agency Mortgage Backed Securities	–	252,194,198	–	252,194,198
Warrants(a)	–	–	–	–
Short-Term Investments	49,731,392	251,679	–	49,983,071
Total	$309,574,427	$852,943,848	$–	$1,162,518,275

Strategic Income Fund (continued)

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Future Contract	$(370,543)	$–	$–	$(370,543)

High Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Business Development Companies	$919,583	$–	$–	$919,583
Closed-End Funds	8,717,800	–	–	8,717,800
Common Stocks	–	33	78,305	78,338
Preferred Stocks	–	–	–	–
Bank Loans	–	11,808,763	–	11,808,763
Exchange Traded Funds	3,812,128	–	–	3,812,128
High Yield Debt	–	25,335,641	–	25,335,641
Rights	–	–	–	–
Warrants	–	1,185	–	1,185
Short-Term Investments	3,942,922	–	–	3,942,922
Total	$17,392,433	$37,145,622	$78,305	$54,616,360

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$14,346	$–	$14,346
Liabilities
Forward Foreign Currency Contracts	$–	$(63,939)	$–	$(63,939)
Total	$–	$(49,593)	$–	$(49,593)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2022	Accrued Discount/premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of December 31, 2022	Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31, 2022
Common Stocks	$76,639	$-	$-	$-	$1,666	$-	$-	$-	$-	$78,305	$1,685
Preferred Stocks	135,003	-	-	-	(140,003)	5,000	-	-	-	-	-
	$211,642	$-	$-	$-	$(138,337)	$5,000	$-	$-	$-	$78,305	$1,685

(a)	Transferred from Level 3 to Level 2 because of available, observable market data.

The Table below provides additional information about the Level 3 Fair Value Measurements as of June 30. 2022:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Common Stocks	$78,305	Market Comparable Companies	EBITDA Multiple	6.0x-7.0x 6.5x

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease

4. Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the three months ended December 31, 2022, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

5. loan participations and assignments

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund’s and High Income Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. At December 31, 2022, High Income Fund had $665,766 in unsettled domestic and foreign loan commitments.

6. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the three months ended December 31, 2022 were as follows:

Security Name	Market Value as of October 1, 2022	Purchases	Change in Unrealized Gain (Loss)	Realized Gain/Loss	Market Value as of December 31, 2022*	Share Balance as of December 31, 2022	Dividends
RiverNorth/Oaktree High Income Fund	$29,458,779	$1,063,697	$220,943	$-	$30,743,419	3,695,034	$1,063,697
			$220,943	$-	$30,743,419	3,695,034	$1,063,697